                                                     Reg. Nos. 333-5863/811-7671

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                       [X]

     Pre-Effective Amendment No. _____                                       [ ]

     Post-Effective Amendment No. 14                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

Amendment No. 16                                                             [X]

                        (Check appropriate box or boxes.)

                      COLUMBIA SMALL CAP GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)

                            R. Scott Henderson, Esq.
                        Columbia Management Advisors, LLC
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                                   Copies to:

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                             Cameron S. Avery, Esq.
                             Bell, Boyd & Lloyd LLC
                           Three First National Plaza
                        70 W. Madison Street,, Suite 3300
                             Chicago, Illinois 60602

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective (Check appropriate box)

  X     immediately upon filing pursuant to paragraph (b)
-----

        on ________________ pursuant to paragraph (b)
-----
        60 days after filing pursuant to paragraph (a) (1)
-----
        on _______________ pursuant to paragraph (a) (1)
-----
        75 days after filing pursuant to paragraph (a)(2)
-----
        on _______________ pursuant to paragraph (a)(2) of Rule 485
-----


If appropriate, check the following box:

        this post-effective amendment designates a new effective date for a
-----   previously filed post-effective amendment.

COLUMBIA SMALL CAP GROWTH FUND I      Prospectus, November 1, 2005



CLASS A, B AND C SHARES



Advised by Columbia Management Advisors, LLC



--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................  10
Sales Charges........................................  10
How to Exchange Shares...............................  14
How to Sell Shares...................................  14
Fund Policy on Trading of Fund Shares................  15
Distribution and Service Fees........................  16
Other Information About Your Account.................  17

MANAGING THE FUND                                      20
---------------------------------------------------------
Investment Advisor...................................  20
Portfolio Manager....................................  20
Legal Proceedings....................................  20

FINANCIAL HIGHLIGHTS                                   23
---------------------------------------------------------

APPENDIX A                                             24
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor's SmallCap 600 Index.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

In seeking to achieve its investment goal, the Fund will focus on growth stocks. There is no minimum aggregate market valuation for a company to be considered an appropriate investment for the Fund. The Fund may also invest up to 20% of its net assets in larger-cap stocks when the Fund's investment advisor believes they offer capital appreciation potential that is generally comparable to small-cap stocks.


The Fund may invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts (derivatives). The Fund may also invest in foreign securities, including American Depositary Receipts.


As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.



At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



PRINCIPAL INVESTMENT RISKS

--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.


Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.


                                                                            ----

THE FUND

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE


              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of the Fund's Class Z expenses.



              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and for the life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.



              The Fund's returns are compared to the Russell 2000 Index, an unmanaged index generally considered representative of the market for small domestic stocks. The Fund's returns are also compared to the Russell 2000 Growth Index, an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------


CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)




                                  (BAR CHART)

                       34.10%      4.69%     59.15%      5.85%                           44.29%      9.61%
                                                                   -14.19%    -26.58%
                        1997       1998       1999       2000       2001       2002       2003       2004



                                                          For the periods shown in bar chart:
            The Class's year-to-date total return         Best quarter: 4th quarter 1999, +50.27%
            through September 30, 2005 was +9.66%.        Worst quarter: 3rd quarter 2001, -25.64%



 (1) Because the Class A shares have not completed a full calendar year, the bar chart shown is for Class Z shares, the oldest existing Fund class. Class Z shares are not offered in this prospectus. Class A shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses.


                                                                            ----

THE FUND


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                                                                     LIFE OF
                                                                     1 YEAR          5 YEARS         THE FUND
Class A(1) (%)
  Return Before Taxes                                                  3.33           -0.11           11.14
  Return After Taxes on Distributions                                  3.33           -0.82           10.34
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               2.16           -0.48            9.39
-------------------------------------------------------------------------------------------------------------
Class B(1) (%)
  Return Before Taxes                                                  4.61            0.71           11.95
  Return After Taxes on Distributions                                  4.61           -0.01           11.14
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               3.00            0.21           10.13
-------------------------------------------------------------------------------------------------------------
Class C(1) (%)
  Return Before Taxes                                                  8.61            1.07           11.95
  Return After Taxes on Distributions                                  8.61            0.36           11.14
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               5.60            0.53           10.13
-------------------------------------------------------------------------------------------------------------
Russell 2000 Index (%)                                                18.33            6.61            9.42(2)
-------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index (%)                                         14.31           -3.57            3.95(2)



 (1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower since Class Z shares are not subject to any Rule 12b-1 fees. Class A, Class B and Class C shares were initially offered on November 1, 2005 and Class Z shares were initially offered on October 1, 1996.



 (2) Performance information is from October 1, 1996.


----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
              UNDERSTANDING EXPENSES


              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.



              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions


              - Class B shares convert to Class A shares after eight years

             -------------------------------------------------------------------


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                               CLASS A   CLASS B   CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75     0.00      0.00
------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)  5.00      1.00
------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                      (3)      (3)       (3)


 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.



 (3) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----

THE FUND


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)(1)



                                                               CLASS A   CLASS B   CLASS C
Management fee(2) (%)                                           0.87      0.87      0.87
------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25      1.00      1.00
------------------------------------------------------------------------------------------
Other expenses(3) (%)                                           0.19      0.19      0.19
------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                        1.31      2.06      2.06



 (1) Expenses shown are estimates for the current fiscal year, which are based on expenses of Class Z shares for the last fiscal year.



 (2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.



 (3) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency and pricing and bookkeeping services effective November 1, 2005.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                                                  $701     $966     $1,252     $2,063
-------------------------------------------------------------------------------------------------------------
Class
  B:      did not sell your shares                                       $209     $646     $1,108     $2,197
          sold all your shares at the end of the period                  $709     $946     $1,308     $2,197
-------------------------------------------------------------------------------------------------------------
Class
  C:      did not sell your shares                                       $209     $646     $1,108     $2,390
          sold all your shares at the end of the period                  $309     $646     $1,108     $2,390



See Appendix A for additional hypothetical investment and expense information.


----
 8

YOUR ACCOUNT



HOW TO BUY SHARES

--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money
                       market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT



INVESTMENT MINIMUMS

--------------------------------------------------------------------------------

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



Please see the Statement of Additional Information for more details on investment minimums.



SALES CHARGES

--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.



             -------------------------------------------------------------------
              CHOOSING A SHARE CLASS



              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.



              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

             -------------------------------------------------------------------


CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


----
 10

YOUR ACCOUNT



CLASS A SALES CHARGES



                                                           AS A % OF                                    % OF OFFERING PRICE
                                                           THE PUBLIC              AS A % OF                RETAINED BY
AMOUNT PURCHASED                                         OFFERING PRICE         YOUR INVESTMENT          FINANCIAL ADVISOR
Less than $50,000                                             5.75                   6.10                      5.00
---------------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                 4.50                   4.71                      3.75
---------------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                3.50                   3.63                      2.75
---------------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                2.50                   2.56                      2.00
---------------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                              2.00                   2.04                      1.75
---------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                            0.00                   0.00                      0.00



Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:



PURCHASES OVER $1 MILLION



AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25



For certain group retirement plans, financial advisors receive a 1.00% commission from the distributor on all purchases less than $3 million.


             -------------------------------------------------------------------


              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES



              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

             -------------------------------------------------------------------


REDUCED SALES CHARGES FOR LARGER INVESTMENTS



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


                                                                            ----

YOUR ACCOUNT



RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.



B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



- Individual accounts



- Joint accounts



- Certain IRA accounts



- Certain trusts



- UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.


----
 12

YOUR ACCOUNT



D. How can I obtain more information about breakpoint discounts?



Certain investors, including affiliates of the Fund, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the chart below.



PURCHASES OF LESS THAN $50,000:



CLASS B SALES CHARGES



                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00



Commission to financial advisors is 4.00%.



Automatic conversion to Class A shares occurs eight years after purchase.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES



                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00


                                                                            ----

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 14

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of
                       another fund distributed by Columbia Management
                       Distributors, Inc. at no additional cost. To exchange by
                       telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or, if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


                                                                            ----

YOUR ACCOUNT


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES

--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.


----
 16

YOUR ACCOUNT



ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by the financial service firm to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.


When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of shares of the Fund in most major daily newspapers under the caption "Columbia" and by visiting www.columbiafunds.com.

                                                                            ----

YOUR ACCOUNT


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

             -------------------------------------------------------------------



DISTRIBUTION OPTIONS The Fund distributes any dividends at least annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.



If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.

----
 18

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.



On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.



For the 2005 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.91% of average daily net assets of the Fund.



PORTFOLIO MANAGER

--------------------------------------------------------------------------------

KENNETH A. KORNGIEBEL, a senior vice president of Columbia Advisors, is the manager for the Fund and has managed or co-managed the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Advisors or its predecessors since 1996.



The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.



LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management and Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) ("CMD") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures


----
 20

MANAGING THE FUND


designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders cannot currently be determined.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CMD, disgorgement of all management fees and monetary damages. The MDL is ongoing.



On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the funds and CMG. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.



In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.


                                                                            ----

MANAGING THE FUND


On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.


----
 22

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last seven fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Since Class A, B and C shares have not been offered previously, the information shown is for the Fund's Class Z shares. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, except for the period ended February 28, 2005, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND


                                     (UNAUDITED)
                                   SIX MONTHS ENDED    YEAR ENDED    PERIOD ENDED
                                     FEBRUARY 28,      AUGUST 31,     AUGUST 31,               YEAR ENDED DECEMBER 31,
                                         2005             2004         2003(A)       2002(B)       2001        2000        1999
                                     Class Z            Class Z       Class Z        Class Z     Class Z     Class Z     Class Z
                                       -------           -------        -------      -------     -------     -------     -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                  21.32             21.62          16.30        22.20       25.87       27.26       17.43
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment loss                    (0.12)(c)         (0.24)(c)      (0.13)(c)    (0.17)(c)   (0.13)      (0.10)      (0.14)
  Net realized and unrealized
  gain (loss) on investments              3.92             (0.06)          5.45        (5.73)      (3.54)       1.75       10.45
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                                3.80             (0.30)          5.32        (5.90)      (3.67)       1.65       10.31
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net realized gains                   --                --             --           --          --       (3.04)      (0.48)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                        25.12             21.32          21.62        16.30       22.20       25.87       27.26
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                      17.82(e)          (1.39)         32.64(e)    (26.58)     (14.19)       5.85       59.15
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ($)                            261,927           543,016        637,616      493,031     617,966     518,970     290,374
Ratio of expenses to average
net assets (%)(f)                         1.20(g)           1.18           1.28(g)      1.24        1.23        1.22        1.30
Ratio of net investment loss to
average net assets (%)(f)                (1.02)(g)         (1.01)         (1.09)(g)    (0.90)      (0.71)      (0.44)      (0.84)
Portfolio turnover rate (%)                 70(e)            118             79(e)       109         129         145         188


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

                                                                            ----

APPENDIX A



HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B and C shares of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is reflected in the charts and is net of any fee waiver or expense reimbursement.



CLASS A SHARES(1)



    ANNUAL EXPENSE RATIO      INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
    --------------------      --------------------------------------   ----------------------
           1.31%                            $10,000.00                          5%



                       CUMULATIVE RETURN     HYPOTHETICAL YEAR-                               HYPOTHETICAL YEAR-
                         BEFORE FEES &       END BALANCE BEFORE       CUMULATIVE RETURN       END BALANCE AFTER      ANNUAL FEES &
YEAR                       EXPENSES           FEES & EXPENSES       AFTER FEES & EXPENSES      FEES & EXPENSES         EXPENSES
----                   -----------------     ------------------     ---------------------     ------------------     -------------
1                             5.00%              $ 9,896.25                  3.69%                $ 9,772.78           $  700.75
2                            10.25%              $10,391.06                  7.52%                $10,133.40           $  130.39
3                            15.76%              $10,910.62                 11.48%                $10,507.32           $  135.20
4                            21.55%              $11,456.15                 15.60%                $10,895.04           $  140.19
5                            27.63%              $12,028.95                 19.86%                $11,297.07           $  145.36
6                            34.01%              $12,630.40                 24.29%                $11,713.93           $  150.72
7                            40.71%              $13,261.92                 28.87%                $12,146.17           $  156.28
8                            47.75%              $13,925.02                 33.63%                $12,594.37           $  162.05
9                            55.13%              $14,621.27                 38.56%                $13,059.10           $  168.03
10                           62.89%              $15,352.33                 43.67%                $13,540.98           $  174.23

TOTAL GAIN BEFORE FEES & EXPENSES                $ 5,927.33
TOTAL GAIN AFTER FEES & EXPENSES                                                                  $ 4,115.98
TOTAL ANNUAL FEES & EXPENSES PAID                                                                                      $2,063.19



 (1) For Class A shares, the year one Annual Fees & Expenses and Hypothetical Year-End Balance Before Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the Fund.


----
 24

APPENDIX A



CLASS B SHARES



    ANNUAL EXPENSE RATIO      INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
    --------------------      --------------------------------------   ----------------------
           2.06%                            $10,000.00                          5%



                       CUMULATIVE RETURN     HYPOTHETICAL YEAR-                               HYPOTHETICAL YEAR-
                         BEFORE FEES &       END BALANCE BEFORE       CUMULATIVE RETURN       END BALANCE AFTER      ANNUAL FEES &
YEAR                       EXPENSES           FEES & EXPENSES       AFTER FEES & EXPENSES      FEES & EXPENSES         EXPENSES
----                   -----------------     ------------------     ---------------------     ------------------     -------------
1                             5.00%              $10,500.00                  2.94%                $10,294.00           $  209.03
2                            10.25%              $11,025.00                  5.97%                $10,596.64           $  215.17
3                            15.76%              $11,576.25                  9.08%                $10,908.18           $  221.50
4                            21.55%              $12,155.06                 12.29%                $11,228.89           $  228.01
5                            27.63%              $12,762.82                 15.59%                $11,559.01           $  234.72
6                            34.01%              $13,400.96                 18.99%                $11,898.85           $  241.62
7                            40.71%              $14,071.00                 22.49%                $12,248.68           $  248.72
8                            47.75%              $14,774.55                 26.09%                $12,608.79           $  256.03
9                            55.13%              $15,513.28                 30.74%                $13,074.05           $  168.22
10                           62.89%              $16,288.95                 35.56%                $13,556.48           $  174.43

TOTAL GAIN BEFORE FEES & EXPENSES                $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                                  $ 3,556.48
TOTAL ANNUAL FEES & EXPENSES PAID                                                                                      $2,197.45



CLASS C SHARES



    ANNUAL EXPENSE RATIO      INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
    --------------------      --------------------------------------   ----------------------
           2.06%                            $10,000.00                          5%



                       CUMULATIVE RETURN     HYPOTHETICAL YEAR-                               HYPOTHETICAL YEAR-
                         BEFORE FEES &       END BALANCE BEFORE       CUMULATIVE RETURN       END BALANCE AFTER      ANNUAL FEES &
YEAR                       EXPENSES           FEES & EXPENSES       AFTER FEES & EXPENSES      FEES & EXPENSES         EXPENSES
----                   -----------------     ------------------     ---------------------     ------------------     -------------
1                             5.00%              $10,500.00                  2.94%                $10,294.00           $  209.03
2                            10.25%              $11,025.00                  5.97%                $10,596.64           $  215.17
3                            15.76%              $11,576.25                  9.08%                $10,908.18           $  221.50
4                            21.55%              $12,155.06                 12.29%                $11,228.89           $  228.01
5                            27.63%              $12,762.82                 15.59%                $11,559.01           $  234.72
6                            34.01%              $13,400.96                 18.99%                $11,898.85           $  241.62
7                            40.71%              $14,071.00                 22.49%                $12,248.68           $  248.72
8                            47.75%              $14,774.55                 26.09%                $12,608.79           $  256.03
9                            55.13%              $15,513.28                 29.79%                $12,979.49           $  263.56
10                           62.89%              $16,288.95                 33.61%                $13,361.08           $  271.31

TOTAL GAIN BEFORE FEES & EXPENSES                $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                                  $ 3,361.08
TOTAL ANNUAL FEES & EXPENSES PAID                                                                                      $2,389.66


                                                                            ----

NOTES

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 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:



Columbia Management Distributors, Inc.

One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Small Cap Growth Fund I: 811-07671 (formerly named Columbia Small Cap Growth Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)


A member of Columbia Management Group



(C)2005 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                            PRO-36/91410-1005

                        COLUMBIA SMALL CAP GROWTH FUND I


                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 2005



          This Statement of Additional Information contains information relating to the Columbia Small Cap Growth Fund I (the "Small Cap Growth Fund" or "CSCG" or the "Fund"), formerly named Columbia Small Cap Growth Fund, Inc.



          The Fund offers its shares through one or more prospectuses (each a "Prospectus"). This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of the Fund dated January 1, 2005, as supplemented, relating to Class Z shares or the Prospectus of the Fund dated November 1, 2005, relating to Class A, B and C shares, as applicable. Copies of the Prospectuses are available without charge upon request by calling 1-800-426-3750.



          The Fund's most recent Annual and Semi-Annual Reports to shareholders are separate documents supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Reports, and the financial statements and accompanying notes appearing in the Semi-Annual Report, are incorporated by reference into this Statement of Additional Information.






SUP-39/91268-1005

                                TABLE OF CONTENTS


DESCRIPTION OF THE FUND....................................................    3
INVESTMENT RESTRICTIONS....................................................   15
MANAGEMENT.................................................................   17
DISCLOSURE OF PORTFOLIO INFORMATION........................................   30
INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES..............   31
PORTFOLIO TRANSACTIONS.....................................................   33
CAPITAL STOCK AND OTHER SECURITIES.........................................   37
DISTRIBUTION AND SERVICING.................................................   38
PURCHASE, REDEMPTION AND PRICING OF SHARES.................................   39
CUSTODIAN..................................................................   47
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................   48
TAXES......................................................................   48
FINANCIAL STATEMENTS.......................................................   52

                             DESCRIPTION OF THE FUND



          The Fund is an open-end, management investment company. The Fund is diversified, which means that, with respect to 75 percent of its total assets, the Fund will not invest more than 5 percent of its assets in the securities of any single issuer. The investment advisor for the Fund is Columbia Management Advisors, LLC (the "Advisor"). See the sections entitled "INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES" and "MANAGEMENT" for further information about the Advisor.



          The Fund is an Oregon corporation and originally offered Class Z shares on October 1, 1996. Class A, B and C shares of the Fund were offered on November 1, 2005.



          It is expected that, subject to shareholder approval, the Fund will be reorganized as a series of Columbia Funds Series Trust I, a Massachusetts business trust into which all of the retail Columbia funds are expected to be reorganized.



INVESTMENTS HELD AND INVESTMENT PRACTICES USED BY THE FUND



          The Prospectus describes the fundamental investment objective and the principal investment strategy applicable to the Fund. The investment objective of the Fund may not be changed without shareholder approval. What follows is additional information regarding securities in which the Fund may invest and investment practices in which it may engage. To determine whether the Fund purchases such securities or engages in such practices, see the chart below.



                  Chart of Securities and Investment Practices



                                                                          CSCG
                                                                        --------
Investment Grade Securities (Baa or higher by Moody's, BBB or higher by S&P or believed by the Advisor to be equivalent), other than
   U.S. Government obligations and municipal securities                 *
Non-Investment Grade Securities                                         NA
Domestic Bank Obligations                                               *
U.S. Government Securities                                              *
Mortgage-Backed Securities                                              NA
CMO(s)                                                                  NA
Asset-Backed Securities                                                 NA
Floating or Variable Rate                                               NA
Loan Transactions                                                       O
Options & Financial Futures                                             O
Foreign Equities(1)
   Developed Markets                                                    25%, O
   Emerging Markets(2)                                                  X
ADRs, GDRs and NASDAQ-listed                                            25%, O
   foreign securities(1)
Currency Contracts
   Hedging                                                              O
   Speculation                                                          X
   Spot Basis                                                           O
Repurchase Agreements                                                   *
Illiquid (exclude 144A securities from definition of illiquid with
   board supervision)                                                   15%, O
Convertible Securities/Warrants                                           +
Unseasoned/less than three years                                        10%(3),O
   operating history
Small Companies                                                         +
Dollar Roll Transactions                                                NA
Swap Agreements                                                         NA
When-Issued Securities                                                  O
Foreign Fixed Income Securities                                         NA
(including Foreign Bank Obligations)
Zero Coupon/Pay in Kind                                                 NA

                                                                          CSCG
                                                                        --------
Real Estate (excluding REITs)                                           X
REITs                                                                   O
Borrowing                                                               5%, *



+    Permitted - Part of principal investment strategy



X    Not permitted either as a non-fundamental or fundamental policy



O    Permitted - Not a principal investment strategy



*    Temporary Investment or cash management purposes



% Percentage of net assets (unless "total assets" specified) that Fund may invest



NA   Not part of investment strategy



     (1) Any limitation on foreign investments includes investments in both foreign securities purchased in foreign markets and ADRs, GDRs and NASDAQ-listed foreign securities.



     (2) ADRs, GDRs and NASDAQ-listed securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.



     (3)  Percentage is based on total assets.



Securities Rating Agencies


          Rating agencies are private services that provide ratings of the credit quality of fixed income securities. The following is a description of the fixed income securities ratings used by Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"). Subsequent to its purchase by the Fund, a security may cease to be rated, or its rating may be reduced below the criteria set forth for the Fund. Neither event would require the elimination of the security from the Fund's portfolio, but the Advisor will consider that event in its determination of whether the Fund should continue to hold such security in its portfolio. Ratings assigned by a particular rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates.


BOND RATINGS. MOODY'S -- The following is a description of Moody's bond ratings:

     Aaa - Best quality; smallest degree of investment risk.

     Aa - High quality by all standards.

     Aa and Aaa are known as high-grade bonds.

     A - Many favorable investment attributes; considered upper medium-grade obligations.

     Baa - Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba - Speculative elements; future cannot be considered well assured. Protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.

     B - Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Poor standing, may be in default; elements of danger with respect to principal or interest.

     S&P -- The following is a description of S&P's bond ratings:

     AAA - Highest rating; extremely strong capacity to pay principal and interest.

     AA - Also high-quality with a very strong capacity to pay principal and interest; differ from AAA issues only by a small degree.


     A - Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.


     BBB - Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for higher-rated bonds.

     Bonds rated AAA, AA, A, and BBB are considered investment grade bonds.

     BB - Less near-term vulnerability to default than other speculative grade debt; face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

     B - Greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments; adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

     CCC - Current identifiable vulnerability to default and dependent upon favorable business, financial, and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

     Bonds rated BB, B, and CCC are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


     The Fund may purchase unrated securities (which are not rated by a rating agency) if the Advisor determines that a security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Advisor may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of lower rated securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in unrated securities, the Fund's success in achieving its investment objective is determined more heavily by the Advisor's creditworthiness analysis than if the Fund invested exclusively in rated securities.


Non-Investment Grade Securities ("Junk Bonds")


     Investments in securities rated below investment grade (i.e., rated Ba or lower by Moody's or BB or lower by S&P), are described as "speculative" by both Moody's and S&P. Investments in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities.



     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of debt securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund investing in such securities may incur additional expenses to seek recovery.


     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. Since secondary markets for high yield securities are generally less liquid than the market for higher grade securities, it may be more difficult to value these securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisor does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality.


Bank Obligations


     Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.


     Bank obligations include foreign bank obligations including Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar certificates of deposits and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Foreign bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk and interest rate risk. Additionally, foreign bank obligations are subject to many of the same risks as investments in foreign securities (see "Foreign Equity Securities" below). Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments of the foreign bank's country, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

     A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's, respectively.

     Commercial paper rated A1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with an allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

     Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparation to meet such obligations.

Government Securities

     Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

     TREASURY OBLIGATIONS. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds - distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

     OBLIGATIONS OF AGENCIES AND INSTRUMENTALITIES. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include the Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

     Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Mortgage-backed securities are sold to investors by various governmental, government-related and private organizations as further described below. The Fund may also invest in debt securities that are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.


     Because principal may be prepaid at any time, mortgage-backed securities involve significantly greater price and yield volatility than traditional debt securities. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the duration of mortgage-related securities and increasing their price volatility, affecting the price volatility of the Fund's shares.


     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.


     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of the Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.


     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

     FHLMC is a corporate instrumentality of the U.S. Government and was created in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. These issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payment. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of its issuers will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There is no assurance that the private insurers or guarantors will meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.


Collateralized Mortgage Obligations ("CMOs")

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities, guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal by the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all pay interest currently. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.


     The Fund will invest only in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.


Other Mortgage-Backed Securities

     The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investment in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities


     The securitization techniques used to develop mortgage-backed securities are being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card and other types of receivables, are being securitized in pass-through structures similar to mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     These other asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of direct parties. To reduce the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or the underlying assets. Liquidity protection refers to the making of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantee policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

Floating or Variable Rate Securities

     Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90- or 180-day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

Loan Transactions


     Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage, or other securities transactions. If made, loans of portfolio securities by the Fund will be in conformity with applicable federal and state rules and regulations. The purpose of a qualified loan transaction is to afford the Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it.



     It is the view of the Staff of the Securities and Exchange Commission ("SEC") that the Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100 percent collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, or an irrevocable letter of credit; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan, after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Board of Directors must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies. Excluding items (1) and
(2), these practices may be amended from time to time as regulatory provisions permit.


     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

Options and Financial Futures Transactions


     Certain funds may invest up to 5 percent of their net assets in premiums on put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. The Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The Fund may enter into closing transactions, exercise its options, or permit the options to expire.



     The Fund may also write call options, but only if such options are covered. A call option is covered if written on a security the Fund owns or if the Fund has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund. If additional cash consideration is required, that amount must be held in a segregated account by the Fund's custodian bank. A call option on a securities index is covered if the Fund owns securities whose price changes, in the opinion of the Advisor, are expected to be substantially similar to those of the index. A call option may also be covered in any other manner in accordance with the rules of the exchange upon which the option is traded and applicable laws and regulations. Each Fund that is permitted to engage in option transactions may write such options on up to 25 percent of its net assets.



     Financial futures contracts, including interest rate futures transactions, are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The investment restrictions regarding financial futures transactions do not limit the percentage of the Fund's assets that may be invested in financial futures transactions. The Fund, however, intends to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. The Fund may engage in futures transactions only on commodities exchanges or boards of trade.



     The Fund will not engage in transactions in index options, financial futures contracts, or related options for speculation. The Fund may engage in these transactions only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When the Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which the Fund will generally invest may be imperfect. It is expected, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.



     Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account cash, certain U.S. Government securities, or any other portfolio assets as permitted by the SEC's rules and regulations in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.


     The principal risks of options and futures transactions are: (a) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular options or futures contract when needed; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the Advisor; and (e) possible need to defer closing out certain options or futures contracts to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code").

Swap Agreements ("Swaps," "Caps," "Collars" and "Floors")


     The Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.


     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.


     Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.



     Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.


Foreign Equity Securities

     Foreign equity securities include common stock and preferred stock, including securities convertible into equity securities, issued by foreign companies, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending upon the circumstances.


     Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income the Fund receives from its foreign investments.


     Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those of domestic companies.


     There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States. In addition, with respect to certain foreign countries, there is a possibility of the adoption of a policy to withhold dividends at the source, or of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for the Fund to obtain or enforce a judgement against the issuers of the obligation. The Fund will normally execute its portfolio securities transactions on the principal stock exchange on which the security is traded.


     The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing or emerging countries may generally be more volatile than markets of developed countries. Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.


     ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, the Fund may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security. While ADRs and GDRs will generally be considered foreign securities for purposes of calculation of any investment limitation placed on the Fund's exposure to foreign securities, these securities, along with the securities of foreign companies traded on NASDAQ will not be subject to any of the restrictions placed on the Fund's ability to invest in emerging market securities.



     Additional costs may be incurred in connection with the Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

Foreign Fixed Income Securities

     Foreign fixed income securities include debt securities of foreign corporate issuers, certain foreign bank obligations (see "Bank Obligations"), obligations of foreign governments or their subdivisions, agencies and instrumentalities, and obligations of supranational entities such as the World Bank, the European Investment Bank, and the Asian Development Bank. Any of these securities may be denominated in foreign currency or U.S. dollars, or may be traded in U.S. dollars in the United States although the underlying security is usually denominated in a foreign currency.


     The risks of investing in foreign fixed income securities are the same as the risks of investing in foreign equity securities. Additionally, investment in sovereign debt (debt issued by governments and their agencies and instrumentalities) can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be available or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.


Currency Contracts


     The value of the Fund invested in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which the foreign securities or bank deposits held by the Fund are denominated. To reduce or limit exposure to changes in currency exchange rates (referred to as "hedging"), the Fund may enter into forward currency exchange contracts that, in effect, lock in a rate of exchange during the period of the forward contracts. Forward contracts are usually entered into with currency traders, are not traded on securities exchanges, and usually have a term of less than one year, but can be renewed. A default on a contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the market price. The Fund will enter into forward contracts only for hedging purposes and not for speculation. If required by the Investment Company Act of 1940, as amended (the "1940 Act") or the SEC, the Fund may "cover" its commitment under forward contracts by segregating cash or liquid securities with the Fund's custodian in an amount not less than the current value of the Fund's total assets committed to the consummation of the contracts.



     The Fund may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. The Fund will use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received.



     Hedging against adverse changes in exchange rates will not eliminate fluctuation in the prices of the Fund's portfolio securities or prevent loss if the prices of those securities decline. In addition, the use of forward contracts may limit potential gains from an appreciation in the U.S. dollar value of a foreign currency. Forecasting short-term currency market movements is very difficult, and there is no assurance that short-term hedging strategies used by the Fund will be successful.


Real Estate Investment Trusts ("REITs")

     REITs are pooled investment vehicles that invest primarily in real estate--such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

Repurchase Agreements


     The Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest that is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. The Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Advisor. There is no limit on the portion of the Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.


Borrowing


     The Fund may borrow from a bank for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300 percent of the amount borrowed, with an exception for borrowings not in excess of 5 percent of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5 percent of the Fund's total assets are subject to continuous asset coverage. If the 300 percent asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300 percent asset coverage. Notwithstanding the above, the Fund may not borrow in excess of 5 percent of its assets at any time. The Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under such transactions (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Board of Directors, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300 percent asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


Illiquid Securities


     Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which the Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions, except as described in the following paragraph); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which the Fund may invest that are not readily marketable.



     Notwithstanding the restrictions applicable to investments in illiquid securities described in the relevant chart below, the Fund may purchase without limit certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid and thus exempt from that Fund's liquidity restrictions.



     Under the supervision of the Board of Directors of the Fund, the Advisor determines the liquidity of the Fund's portfolio securities, including Rule 144A securities, and, through reports from the Advisor, the Board of Directors monitors trading activity in these securities. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). If institutional trading in Rule 144A securities declines, the Fund's liquidity could be adversely affected to the extent it is invested in such securities.

Convertible Securities and Warrants


     Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by the Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the convertible security if available in quantities necessary to satisfy the Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.



     Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that the Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.



Investments in Small and Unseasoned Companies



     Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, the Fund may need to sell them over an extended period or below the original purchase price. Investments by the Fund in these small or unseasoned companies may be regarded as speculative.


Dollar Roll Transactions


     "Dollar roll" transactions consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date and at an agreed price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.



     The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate liquid assets in an amount sufficient to meet their purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300 percent for all outstanding firm commitments, dollar rolls and other borrowings.



     Dollar rolls may be treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments received by the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decease the cost of the Fund's borrowing.



When-Issued Securities



     When-issued, delayed-delivery and forward transactions generally involve the purchase of a security with payment and delivery in the future (i.e., beyond normal settlement). The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner. To the extent the Fund engages in when-issued and delayed-delivery transactions, it will do so to acquire portfolio securities consistent with its investment objectives and policies and not for investment leverage. The Fund may use spot and forward currency exchange transactions to reduce the risk associated with fluctuations in exchange rates when securities are purchased or sold on a when-issued or delayed delivery basis.


Zero-Coupon and Pay-in-Kind Securities

     A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Pay-in-kind securities are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. The price of pay-in-kind securities is expected to reflect the market value of the underlying accrued interest, since the last payment. Zero-coupon and pay-in-kind securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

Temporary Investments


     When, as a result of market conditions, the Advisor determines a temporary defensive position is warranted to help preserve capital, the Fund may without limit temporarily retain cash, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. When the Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.



                             INVESTMENT RESTRICTIONS



     The Prospectus sets forth the investment goals and principal investment strategies applicable to the Fund. The following is a list of investment restrictions applicable to the Fund. If a percentage limitation is adhered to at the time of an investment by the Fund, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of the restriction. Except as stated otherwise below, the Fund may not change these restrictions without the approval of a majority of its shareholders, which means the vote at any meeting of shareholders of the Fund of
(i) 67 percent or more of the shares present or represented by proxy at the meeting (if the holders of more than 50 percent of the outstanding shares are present or represented by proxy) or (ii) more than 50 percent of the outstanding shares, whichever is less.



COLUMBIA SMALL CAP GROWTH FUND I



The Fund may not, as a matter of fundamental policy:



1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or
     (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.



2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.



3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.



5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.



6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.



7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.



     The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given (60 days notice in the case of non-fundamental restriction #2) to shareholders of the Fund.


     The Fund may not:

          1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.


          2. Invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's investment Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

                                   MANAGEMENT


     The Fund is managed under the supervision of its Board of Directors, which has responsibility for overseeing decisions relating to the investment policies and goals of the Fund. The Board of Directors of the Fund meets quarterly to review the Fund's investment policies, performance, expenses, and other business matters. The names, addresses and ages of the directors and officers of the Fund, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each director and other directorships they hold are shown below. There is no family relationship between any of the directors.



     Columbia Management Advisors, LLC, located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. The Advisor is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. The Advisor is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Management Advisors, a registered investment advisor, has been an investment advisor since 1995.



     On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Management Advisors LLC (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Management Advisors LLC is now the investment advisor to the Fund.



The Fund Complex consists of the following funds:



The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 7 closed-end management investment company portfolios (the "Liberty Funds").



The series of Columbia Funds Trust VIII, the series of Columbia Funds Series Trust I, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").



Three closed-end management investment company portfolios named Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc. and Liberty All-Star Mid-Cap Fund (the "All-Star Funds").



Columbia Management Multi-Strategy Hedge Fund, LLC.



Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Conservative High Yield Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Inc., Columbia Small Cap Growth Fund I, Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").



The series of The Galaxy Fund (the "Galaxy Funds").


The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

Directors and Officers

DISINTERESTED DIRECTORS:


                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                             POSITION(S)    TERM OF OFFICE                                           COMPLEX
                                 HELD        AND LENGTH OF         PRINCIPAL OCCUPATION(S)         OVERSEEN BY   OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE      WITH FUNDS   TIME SERVED* (1)         DURING PAST FIVE YEARS        DIRECTOR (1)     HELD BY DIRECTOR
--------------------------   -----------   ----------------   ---------------------------------   ------------   -------------------
Douglas A. Hacker (Age 49)   Director            1996         Executive Vice President -              86         Nash Finch Company
P.O. Box 66100                                                Strategy of United Airlines                        (food distributor)
Chicago, IL 60666                                             (airline) since December, 2002
                                                              (formerly President of UAL
                                                              Loyalty Services (airline) from
                                                              September, 2001 to December,
                                                              2002; Executive Vice President
                                                              and Chief Financial Officer of
                                                              United Airlines from July, 1999
                                                              to September, 2001; Senior Vice
                                                              President-Finance from March,
                                                              1993 to July, 1999).

Janet Langford Kelly         Director            1996         Partner, Zelle, Hofmann, Voelbel,       86         None
(Age 47)                                                      Mason & Gette LLP (law firm)
9534 W. Gull Lake Drive                                       since March, 2005; Adjunct
Richland, MI 49083-8530                                       Professor of Law, Northwestern
                                                              University, since September, 2004
                                                              (formerly Chief Administrative
                                                              Officer and Senior Vice
                                                              President, Kmart Holding
                                                              Corporation (consumer goods),
                                                              from September, 2003 to March,
                                                              2004; Executive Vice
                                                              President-Corporate Development
                                                              and Administration, General
                                                              Counsel and Secretary, Kellogg
                                                              Company (food manufacturer), from
                                                              September, 1999 to August, 2003;
                                                              Senior Vice President, Secretary
                                                              and General Counsel, Sara Lee
                                                              Corporation (branded, packaged,
                                                              consumer-products manufacturer)
                                                              from January, 1995 to September,
                                                              1999).

                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                             POSITION(S)    TERM OF OFFICE                                           COMPLEX
                                 HELD        AND LENGTH OF         PRINCIPAL OCCUPATION(S)         OVERSEEN BY   OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE      WITH FUNDS   TIME SERVED* (1)         DURING PAST FIVE YEARS        DIRECTOR (1)     HELD BY DIRECTOR
--------------------------   -----------   ----------------   ---------------------------------   ------------   -------------------
Richard W. Lowry             Director            1995         Private Investor since August,          88(3)      None
(Age 69)                                                      1987 (formerly Chairman and Chief
10701 Charleston Drive                                        Executive Officer, U.S. Plywood
Vero Beach, FL 32963                                          Corporation (building products
                                                              manufacturer)).

Charles R. Nelson (Age 62)   Director            1981         Professor of Economics,                 86         None
Department of Economics                                       University of Washington, since
University of Washington                                      January, 1976; Ford and Louisa
Seattle, WA 98195                                             Van Voorhis Professor of
                                                              Political Economy, University of
                                                              Washington, since September, 1993
                                                              (formerly Director, Institute for
                                                              Economic Research, University of
                                                              Washington from September, 2001
                                                              to June, 2003); Adjunct Professor
                                                              of Statistics, University of
                                                              Washington, since September,
                                                              1980; Associate Editor, Journal
                                                              of Money Credit and Banking,
                                                              since September, 1993; consultant
                                                              on econometric and statistical
                                                              matters.

John J. Neuhauser            Director            1985         Academic Vice President and Dean        88(3)      Saucony, Inc.
(Age 63)                                                      of Faculties since August, 1999,                   (athletic footwear)
84 College Road                                               Boston College (formerly Dean,
Chestnut Hill,                                                Boston College School of
MA 02467-3838                                                 Management from September, 1977
                                                              to August, 1999).

Patrick J. Simpson           Director            2000         Partner, Perkins Coie L.L.P.            86         None
(Age 61)                                                      (law firm).
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                          POSITION(S)   TERM OF OFFICE AND                                  IN FUND
                             HELD        LENGTH OF TIME      PRINCIPAL OCCUPATION(S)   COMPLEX OVERSEEN   OTHER DIRECTORSHIPS HELD
 NAME, ADDRESS AND AGE    WITH FUNDS       SERVED* (1)       DURING PAST FIVE YEARS     BY DIRECTOR (1)          BY DIRECTOR
----------------------   ------------   ------------------   -----------------------   ----------------   ------------------------
Thomas E. Stitzel        Director              1998          Business Consultant              86          None
(Age 69)                                                     since 1999 (formerly
2208 Tawny Woods Place                                       Professor of Finance
Boise, ID 83706                                              from 1975 to 1999,
                                                             College of Business,
                                                             Boise State
                                                             University); Chartered
                                                             Financial Analyst.

Thomas C. Theobald       Director and         1996           Partner and Senior               86          Anixter International
(Age 68)                 Chairman of                         Advisor, Chicago Growth                      (network support
8 Sound Shore Drive,     the Board                           Partners (private                            equipment distributor);
Suite 285                                                    equity investing) since                      Ventas, Inc. (real
Greenwich, CT 06830                                          September, 2004                              estate investment
                                                             (formerly Managing                           trust); Jones Lang
                                                             Director, William Blair                      LaSalle (real estate
                                                             Capital Partners                             management services) and
                                                             (private equity                              Ambac Financial Group
                                                             investing) from                              (financial guaranty
                                                             September, 1994 to                           insurance)
                                                             September, 2004).

Anne-Lee Verville                             1998           Retired since 1997               86          Chairman of the Board of
(Age 60)                 Director                            (formerly General                            Directors, Enesco Group,
359 Stickney Hill Road                                       Manager, Global                              Inc. (designer, importer
Hopkinton, NH 03229                                          Education Industry, IBM                      and distributor of
                                                             Corporation (computer                        giftware and
                                                             and technology) from                         collectibles)
                                                             1994 to 1997).

Richard L. Woolworth     Director             1991           Retired since December,          86          Northwest Natural Gas
(Age 64)                                                     2003 (formerly Chairman                      Co. (natural gas service
100 S.W. Market Street                                       and Chief Executive                          provider)
# 1500                                                       Officer, The Regence
Portland, OR 97207                                           Group (regional health
                                                             insurer); Chairman and
                                                             Chief Executive
                                                             Officer, BlueCross
                                                             BlueShield of Oregon;
                                                             Certified Public
                                                             Accountant, Arthur
                                                             Young & Company)

INTERESTED DIRECTOR:

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                          POSITION(S)   TERM OF OFFICE AND                                  IN FUND
                             HELD        LENGTH OF TIME      PRINCIPAL OCCUPATION(S)   COMPLEX OVERSEEN   OTHER DIRECTORSHIPS HELD
 NAME, ADDRESS AND AGE    WITH FUNDS       SERVED* (1)       DURING PAST FIVE YEARS     BY DIRECTOR (1)          BY DIRECTOR
----------------------   ------------   ------------------   -----------------------   ----------------   ------------------------
William E. Mayer(2)      Director              1994          Partner, Park Avenue             88(3)       Lee Enterprises (print
(Age 65)                                                     Equity Partners                              media), WR Hambrecht +
399 Park Avenue                                              (private equity) since                       Co. (financial service
Suite 3204                                                   February, 1999                               provider); Reader's
New York, NY 10022                                           (formerly Partner,                           Digest (publishing);
                                                             Development Capital LLC                      OPENFIELD Solutions
                                                             from November, 1996 to                       (retail industry
                                                             February, 1999).                             technology provider)




* Each director serves for an indefinite term until the date the director resigns, retires or is removed in accordance with the Bylaws of the Fund.



(1) In October 2003, the directors of the Liberty Funds and Stein Roe Funds (both as defined above) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as directors of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.



(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.



(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined above).

PRINCIPAL OFFICERS:

                         POSITION (S)   TERM OF OFFICE
                          HELD WITH      AND LENGTH OF
NAME, ADDRESS AND AGE       FUNDS         TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------   -------------   --------------   ---------------------------------------------------------------
Christopher L. Wilson     President          2004        Head of Mutual Funds since August, 2004 and Managing Director
(Age 48)                                                 of the Advisor since September, 2005; President of the Columbia
One Financial Center                                     Funds, Liberty Funds and Stein Roe Funds since October, 2004;
Boston, MA 02111                                         President and Chief Executive Officer of the Nations Funds
                                                         since January, 2005; President of the Galaxy Funds since April,
                                                         2005; Director of Bank of America Global Liquidity Funds, plc
                                                         since May, 2005; Director of Banc of America Capital Management
                                                         (Ireland), Limited since May, 2005; Director of FIM Funding,
                                                         Inc. since January, 2005; Senior Vice President of Columbia
                                                         Management Distributors, Inc. since January, 2005; Director of
                                                         Columbia Management Services, Inc. since January, 2005
                                                         (formerly Senior Vice President of Columbia Management from
                                                         January, 2005 to August, 2005; Senior Vice President of BACAP
                                                         Distributors LLC from January, 2005 to July, 2005; President and Chief Executive Officer, CDC IXIS Asset Management
                                                         Services, Inc. from September, 1998 to August, 2004).

J. Kevin Connaughton      Treasurer          2000        Treasurer of the Columbia Funds since October, 2003 and of the
(Age 41)                                                 Liberty Funds, Stein Roe Funds and All-Star Funds since
One Financial Center                                     December, 2000; Managing Director of the Advisor since
Boston, MA 02111                                         September, 2005 (formerly Vice President of Columbia Management from April, 2003 to August, 2005; President of the Columbia
                                                         Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                         October, 2004; Chief Accounting Officer and Controller of the
                                                         Liberty Funds and All-Star Funds from February, 1998 to
                                                         October, 2000); Treasurer of the Galaxy Funds since September,
                                                         2002 (formerly Treasurer from December, 2002 to December, 2004 and President from February, 2004 to December, 2004 of the
                                                         Columbia Management Multi-Strategy Hedge Fund, LLC; Vice
                                                         President of Colonial Management Associates, Inc. from
                                                         February, 1998 to October, 2000).

Mary Joan Hoene          Senior Vice         2004        Senior Vice President and Chief Compliance Officer of the
(Age 56)                President and                    Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star
100 Federal Street          Chief                        Funds since August, 2004; Chief Compliance Officer of the
Boston, MA 02110          Compliance                     Columbia Management Multi-Strategy Hedge Fund, LLC since
                           Officer                       August, 2004; Chief Compliance Officer of the BACAP Alternative
                                                         Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                                         Partner, Carter, Ledyard & Milburn LLP from January, 2001 to
                                                         August, 2004; Counsel, Carter, Ledyard & Milburn LLP from
                                                         November, 1999 to December, 2000; Vice President and Counsel,
                                                         Equitable Life Assurance Society of the United States from
                                                         April, 1998 to November, 1999).

Michael G. Clarke           Chief            2004        Chief Accounting Officer of the Columbia Funds, Liberty Funds,
(Age 35)                  Accounting                     Stein Roe Funds and All-Star Funds since October, 2004;
One Financial Center       Officer                       Managing Director of the Advisor since September, 2005
Boston, MA 02111                                         (formerly Controller of the Columbia Funds, Liberty Funds,
                                                         Stein Roe Funds and All-Star Funds from May, 2004 to October,
                                                         2004; Assistant Treasurer from June, 2002 to May, 2004; Vice
                                                         President, Product Strategy & Development of the Liberty Funds
                                                         and Stein Roe Funds from February, 2001 to June, 2002;
                                                         Assistant Treasurer of the Liberty Funds, Stein Roe Funds and
                                                         the All-Star Funds from August, 1999 to February, 2001; Audit
                                                         Manager, Deloitte & Toche LLP from May, 1997 to August, 1999).

Jeffrey R. Coleman        Controller         2004        Controller of the Columbia Funds, Liberty Funds, Stein Roe
(Age 35)                                                 Funds and All-Star Funds since October, 2004 (formerly Vice
One Financial Center                                     President of CDC IXIS Asset Management Services, Inc. and
Boston, MA 02111                                         Deputy Treasurer of the CDC Nvest Funds and Loomis Sayles Funds
                                                         from February, 2003 to September, 2004; Assistant Vice
                                                         President of CDC IXIS Asset Management Services, Inc. and
                                                         Assistant Treasurer of the CDC Nvest Funds from August, 2000 to
                                                         February, 2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson        Secretary          2004        Secretary of the Columbia Funds, Liberty Funds and Stein Roe
(Age 46)                                                 Funds since December, 2004 (formerly Of Counsel, Bingham
One Financial Center                                     McCutchen from April, 2001 to September, 2004; Executive
Boston, MA 02111                                         Director and General Counsel, Massachusetts Pension Reserves
                                                         Investment Management Board from September, 1997 to March,
                                                         2001).



Board of Directors



     The directors of the Fund are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The directors meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The directors have created several committees to perform specific functions for the Fund.



AUDIT COMMITTEE



Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Directors of the Fund. The Audit Committee's functions include making recommendations to the Directors regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund and certain service providers. For the fiscal year ended August 31, 2005, the Audit Committee convened seven times.



GOVERNANCE COMMITTEE



Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Directors of the Fund. The Governance Committee's functions include recommending to the Directors nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Directors' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Directors who are not affiliated with the Fund's investment advisor. The Governance Committee will consider candidates for Director recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended August 31, 2005 the Governance Committee convened six times.

ADVISORY FEES & EXPENSES COMMITTEE



Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Directors and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2005, the Advisory Fees & Expenses Committee convened nine times.


COMPLIANCE COMMITTEE


Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board. Mr. Stitzel became a member of the Compliance Committee on May 8, 2005. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Fund. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Fund's investment advisor, principal underwriter and transfer agent. For the fiscal year ended August 31, 2005, the Compliance Committee convened four times.


INVESTMENT OVERSIGHT COMMITTEES


Each Director of the Fund also serves on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the fund complex and gives particular consideration to such matters as the funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Fund attend IOC meetings from time to time to assist each IOC in its review of the Fund. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:



IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.



IOC #2: Messrs. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.



IOC #3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.



IOC #4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.



     The following table sets forth the dollar range of shares owned by each director as of December 31, 2004 of (i) each individual Fund and (ii) all of the funds in the same family of investment companies as the Fund:


DISINTERESTED DIRECTORS:


                                          DOUGLAS A.    JANET LANGFORD    RICHARD W.
             NAME OF FUND                   HACKER           KELLY           LOWRY
             ------------               -------------   --------------   -------------
Small Cap Growth Fund                        None            None             None
   AGGREGATE DOLLAR RANGE OF
      FUND SHARES IN FUNDS
      OVERSEEN BY DIRECTOR IN
      FAMILY OF INVESTMENT COMPANIES:   OVER $100,000    OVER $100,000   OVER $100,000



                                         DR. CHARLES R.       JOHN J.
             NAME OF FUND                   NELSON          NEUHAUSER
             ------------                --------------   -------------
Small Cap Growth Fund                         None             None
   AGGREGATE DOLLAR RANGE OF FUND
      SHARES IN FUNDS OVERSEEN BY
      DIRECTOR IN FAMILY OF INVESTMENT
      COMPANIES:                          OVER $100,000   OVER $100,000

                                           PATRICK J.      THOMAS E.
             NAME OF FUND                   SIMPSON         STITZEL
             ------------                -------------   -------------
Small Cap Growth Fund                         None            None
   AGGREGATE DOLLAR RANGE OF FUND
      SHARES IN FUNDS OVERSEEN BY
      DIRECTOR IN FAMILY OF INVESTMENT
      COMPANIES:                         OVER $100,000   OVER $100,000



                                             THOMAS C.        ANNE-LEE       RICHARD W.
             NAME OF FUND                    THEOBALD         VERVILLE       WOOLWORTH
             ------------                ---------------   -------------   -------------
Small Cap Growth Fund                    $10,001-$50,000        None            None
   AGGREGATE DOLLAR RANGE OF
      FUND SHARES IN FUNDS OVERSEEN
      BY DIRECTOR IN FAMILY OF INVESTMENT
      COMPANIES:                          OVER $100,000    OVER $100,000   OVER $100,000



INTERESTED DIRECTORS:



                                            WILLIAM E.
             NAME OF FUND                      MAYER
             ------------                ----------------
Small Cap Growth Fund                          None
   AGGREGATE DOLLAR RANGE OF FUND
      SHARES IN FUNDS OVERSEEN BY
      DIRECTOR IN FAMILY OF INVESTMENT
      COMPANIES:                         $50,001-$100,000



As of December 31, 2004 none of the disinterested directors or nominees or members of their immediate families owned any securities of the Advisor or any other entity directly or indirectly controlling, controlled by, or under common control with the Advisor.



PORTFOLIO MANAGER




OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER



The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio manager managed as of the Fund's fiscal year-end.



                          OTHER SEC-REGISTERED
                              OPEN-END AND             OTHER POOLED
PORTFOLIO MANAGER           CLOSED-END FUNDS       INVESTMENT VEHICLES        OTHER ACCOUNTS
------------------      ------------------------   -------------------   ------------------------
                        Number of                   Number of            Number of
                         accounts      Assets        accounts   Assets    accounts      Assets
                        ---------   ------------    ---------   ------   ---------   ------------
Kenneth A. Korngiebel       7       $1.1 billion        0         $0         47      $448 million



See "Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.



OWNERSHIP OF SECURITIES



The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio manager listed above at the end of the Fund's most recent fiscal year:



                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
PORTFOLIO MANAGER                     BENEFICIALLY OWNED
-----------------       ----------------------------------------------
Kenneth A. Korngiebel                         $0

COMPENSATION



As of the Fund's most recent fiscal year end, the portfolio manager received all of his compensation from the Advisor and its parent company, CMG, in the form of salary, bonus, stock options and restricted stock. The portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing the manager's three- and five-year performance. The Advisor may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.



  PORTFOLIO MANAGER     PERFORMANCE BENCHMARK               PEER GROUP
  -----------------     ---------------------    ---------------------------------
Kenneth A. Korngiebel    Russell 2000 Growth TR  Morningstar Small Growth Category



The size of the overall bonus pool each year is determined by CMG and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.



Approval of Investment Advisory Contract



     The Fund has entered into an investment advisory contract with the Advisor. The investment advisory contract is subject to annual approval of the Board of Directors, including a majority of disinterested directors. The existing contract for the Fund was considered and approved at in-person meetings of the Fund's Board of Directors held on October 11, 2005. In determining the reasonableness of the advisory fees under the contract, the directors considered several factors, including:



          - The nature and quality of services provided to the Fund's shareholders,



          -    The profitability of the advisory contract for the Advisor,



          - Fall-out benefits realized by the Advisor from services as advisor to the Fund,



          -    A comparison of fee structures with other mutual funds, and



          - The existence of economies of scale with respect to the provision of investment advice to the Fund.



     In reviewing the quality of services provided by the Advisor, the directors reviewed the performance and expense rankings of the Fund as compared to their peers, based upon information compiled by Lipper, Inc. The directors reviewed the following information: (1) total expense rankings within the Fund's expense group, (2) actual management fee rankings of the Fund within its expense group,
(3) contractual management fee rankings of the Fund within its expense group and
(4) performance rankings within the Fund's peer universe for the one-, three-, five- and ten-year periods. In addition, the directors reviewed data for the Fund comparing various return rankings of the Fund versus the Fund's actual management or total expense ranking. From this information, an overall Fund assessment ranking is made for the Fund. The Fund received a satisfactory ranking by the directors.



     The directors also reviewed data related to the profitability of the Advisor with respect to its contract with the Fund. The directors considered the additional benefits to the Advisor as a result of its relationship with the Fund. The directors also considered the benefits to affiliates of the Advisor as the result of its management of the Fund.



     After considering these and other factors, and the Fund's specific circumstances, the directors concluded that the Fund's advisory contract with the Advisor was reasonable for the Fund and in the best interests of its shareholders. During their deliberations, the directors requested from the Advisor all information reasonably necessary for the directors to evaluate the advisory contract for the Fund. The disinterested directors were also assisted by, and met separately with, their independent counsel.

     See the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES" for further information about the Advisor and the Fund's investment advisory contract.


Director Compensation:


     The directors serve as directors/trustees of all open-end funds managed by the Advisor for which each director will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December 2003, Mr. Theobald began serving as the Chairman of the Board. Mr. Theobald receives an additional annual retainer of $40,000 for serving in this capacity. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and Committee chairs receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. The Audit Committee chair receives an annual retainer of $10,000 and receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the director fees are allocated among the Fund based on the Fund's relative net assets and one-third of the fees is divided equally among the Fund.


     The following table sets forth compensation earned by the Fund's directors for the fiscal year ended August 31, 2005 (unaudited). No officer of the Fund received any compensation from the Fund in 2005.


                                   DOUGLAS A.   JANET LANGFORD   RICHARD W.
AGGREGATE COMPENSATION FROM FUND     HACKER          KELLY         LOWRY
--------------------------------   ----------   --------------   ----------
Small Cap Growth Fund               $  1,337       $  1,551       $  1,271
   TOTAL COMPENSATION FROM
      FUND COMPLEX:                 $135,000       $148,500       $150,700



                                   DR. CHARLES R.    JOHN J.
AGGREGATE COMPENSATION FROM FUND       NELSON       NEUHAUSER
--------------------------------   --------------   ---------
Small Cap Growth Fund                 $  1,424       $  1,341
   TOTAL COMPENSATION FROM
      FUND COMPLEX:                   $141,500       $158,284



                                   PATRICK J.   THOMAS E.
AGGREGATE COMPENSATION FROM FUND   SIMPSON(2)    STITZEL
--------------------------------   ----------   ---------
Small Cap Growth Fund               $  1,336     $  1,429
   TOTAL COMPENSATION FROM
      FUND COMPLEX:                 $129,000     $149,000



                                    THOMAS C.      ANNE-LEE    RICHARD W.
AGGREGATE COMPENSATION FROM FUND   THEOBALD(3)   VERVILLE(4)    WOOLWORTH
--------------------------------   -----------   -----------   ----------
Small Cap Growth Fund                $  2,183      $  1,498     $  1,199
   TOTAL COMPENSATION FROM
      FUND COMPLEX:                  $172,500      $157,000     $131,000



INTERESTED DIRECTORS:



                                   WILLIAM E
AGGREGATE COMPENSATION FROM FUND     MAYER
--------------------------------   ---------
Small Cap Growth Fund               $  1,488
   TOTAL COMPENSATION FROM
      FUND COMPLEX:                 $166,700




(1) As of December 31, 2004, the Columbia Funds Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.



(2) During the fiscal year ended August 31, 2005, Mr. Simpson deferred $1,336 of his compensation from the Fund and $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $143,646.

(3) During the fiscal year ended August 31, 2005, Mr. Theobald deferred $1,428 of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.



(4) During the fiscal year ended August 31, 2005, Ms. Verville deferred $205 of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.



SHARE OWNERSHIP:



     As of September 30, 2005, each director and all officers and directors, as a group, owned of record or beneficially less than 1% of the outstanding shares of the Fund.



     As of September 30, 2005, to the knowledge of the Fund, no person owned of record or beneficially more than 5% of the outstanding shares of the Fund except the following record owners:



SMALL CAP GROWTH FUND-CLASS Z



NAME AND ADDRESS                     PERCENT OF SHARES HELD AT SEPTEMBER 30, 2005
----------------                     --------------------------------------------
CHARLES SCHWAB & CO INC                                  10.68
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

VANGUARD FIDUCIARY TRUST COMPANY                          7.81
PO BOX 2600
VALLEY FORGE, PA 19482-2600

PROXY VOTING POLICY AND PROCEDURES


     The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund.



     The Advisor's policy is to vote all proxies for each client's securities in a manner considered by the Advisor to be in the best interest of its clients, including the Fund and its shareholders, without regard to any benefit to the Advisor or its affiliates. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.


     The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, or its other clients or certain other persons. A member of the Proxy Committee is prohibited from voting on any proposal with respect to which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

     The Advisor has three classes of proxy proposals. The first two classes are predetermined guidelines to vote for or against specific proposals, unless otherwise directed by the Proxy Committee. The third class is proposals requiring special consideration by the Proxy Committee. In addition, the Proxy Committee considers requests to vote on proposals in the first two classes other than according to the predetermined guidelines.

     The Advisor generally votes in favor of proposals related to the following matters: selection of auditors (unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates), election of directors (unless the proposal gives management the ability to alter the size of the board without shareholder approval), different persons for chairman of the board /chief executive officer (unless, in light of the size of the company and the nature of its shareholder base, the role of chairman and CEO should not be held by different persons), compensation (if provisions are consistent with standard business practices), debt limits (unless proposed specifically as an anti-takeover action), indemnification (unless for negligence and or breaches of fiduciary duty), meetings, name of company, principal office (unless the purpose is to reduce regulatory or financial supervision), reports and accounts (if the certifications required by the Sarbanes-Oxley Act of 2002 have been provided), par value, shares (unless proposed as an anti-takeover action), share repurchase programs, independent committees, and equal opportunity employment.

     The Advisor generally votes against proposals related to the following matters: super majority voting, cumulative voting, preferred stock, warrants, rights, poison pills, reclassification of common stock and meetings held by written consent.

     The Advisor gives the following matters special consideration: new proposals, proxies of investment company shares (other than election of directors, selection of accountants), mergers/acquisitions (proposals where a hostile merger/acquisition is apparent or where the Advisor represents ownership in more than one of the companies involved), shareholder proposals (other than those covered by the predetermined guidelines), executive/director compensation (other than those covered by the predetermined guidelines), pre-emptive rights, and proxies of international issuers which block securities sales between submission of a proxy and the meeting (proposals for these securities are voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with predetermined guidelines).


     In addition, if a portfolio manager or other party involved with an Advisor client or the Fund account concludes that the interest of the client or the Fund requires that a proxy be voted on a proposal other than according to the predetermined guidelines, he or she may request that the Proxy Committee consider voting the proxy differently. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to a predetermined guideline, that person must furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders or any other matter known to the person that would create a potential conflict of interest.



     The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted.

     The Advisor's Proxy Committee is composed of operational and investment representatives of its regional offices as well as senior representatives of equity investments, equity research, compliance and legal. During the first quarter of each year, the Proxy Committee reviews all guidelines and establishes guidelines for expected new proposals. In addition to these reviews and its other responsibilities described above, the Proxy Committee's functions include annual review of it's the Advisor's Proxy Voting Policy and Procedures to ensure consistency with internal policies and regulatory agency policies, and to develop and modify voting guidelines and procedures as it deems appropriate or necessary.


     The Advisor uses Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.


     The actual voting records of the Fund relating to their portfolio securities during the 12-month period ended June 30, 2005 are available without charge, upon request, by calling 1-800-426-3750, or by accessing the SEC's website at http://www.sec.gov.


                       DISCLOSURE OF PORTFOLIO INFORMATION


     The Board of Directors and Trustees of the Columbia funds have adopted policies with respect to the disclosure of the funds' portfolio holdings by the funds, the Advisor, or their affiliates. These policies provide that the Fund's portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Fund's website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Directors/Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of the Fund's shareholders and those of the Advisor and its affiliates. The Fund's policies prohibit the Advisor and the Fund's other service providers from entering into any agreement to disclose fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the fund.


PUBLIC DISCLOSURES


     The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.


     The equity and fixed income Columbia funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:


                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE           DATE OF WEB POSTING
   ------------      ------------------------------------   ------------   ---------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly     30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly        60 calendar days after the
                                                                                      quarter-end




     The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

     For Columbia's money market funds, a complete list of a fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at 800-426-3750, One Financial Center, Boston, Massachusetts 02111-2621.



     The Fund, the Advisor or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.


OTHER DISCLOSURES


     The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.



     The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include any sub-custodians of the Fund's securities, the fund's independent registered public accounting firm, legal counsel, and financial printer, currently Bowne, Inc., and the Fund's proxy voting service, currently Institutional Shareholder Services. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.



     Certain clients of the Fund's investment adviser may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.


          INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES


     Pursuant to the investment contract, the Advisor provides research, advice, and supervision with respect to investment matters and determines which securities to purchase or sell and what portion of the Fund's assets to invest.


     The Advisor provides office space and pays all executive salaries and executive expenses of the Fund. The Fund assumes its costs relating to corporate matters, cost of services to shareholders, transfer and dividend paying agent fees, custodian fees, legal and auditing expenses, disinterested director fees, taxes and governmental fees, interest, brokers' commissions, transaction expenses, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase, or redemption of its shares, expenses of registering or qualifying its shares for sale, transfer taxes, and all other expenses of preparing its registration statement, prospectuses, and reports.


     Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to the Fund is set forth in the prospectus for the Fund.



     Effective November 1, 2004, pursuant to an amendment to the Investment Management Agreement with the Advisor, the advisory fee for the Fund is calculated as a percentage of net assets that declines as net assets increase and is as follows:



Small Cap Growth Fund   0.870% of the Fund's first $500 million of net assets;
                        0.820% of next $500 million of net assets; and
                        0.770% of net assets in excess of $1 billion.

     Advisory fees paid by the Fund for each of the last three fiscal years were as follows:



FUND                        2005         2004         2003*        2002
----                    -----------   ----------   ----------   ----------
                        (unaudited)
Small Cap Growth Fund    $2,723,457   $7,019,787   $3,458,104   $5,936,461




----------
* The Fund changed its fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.



     Columbia Management Services, Inc. ("CMS") acts as transfer agent, dividend disbursing agent and shareholders' servicing agent for the Fund. Its address is P.O. Box 8081, Boston, Massachusetts 02266-8081. CMS has retained Boston Financial Data Services, Inc. to assist it in performing services for the Fund. Until November 1, 2005, the Fund paid CMS an annual charge per open account of $28.00 plus certain reimbursable out-of-pocket expenses as set forth in its agreement with CMS. There is no minimum aggregate fee payable by any Fund to CMS for transfer agent services. For certain classes of certain Funds, CMS has agreed to waive transfer agency fees in amounts and for periods more fully described in the relevant prospectus. Effective November 1, 2005, the Fund has entered into a new agreement with CMS, under which CMS will continue to provide transfer agency, dividend disbursing agency and shareholders' servicing agency services to the Fund (and will continue to retain Boston Financial Data Services, Inc. to assist it) for a reduced fee. The new fee is $15.23 per account per annum, payable monthly. In addition, the Fund may pay CMS the fees and expenses it pays to third-party dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund's net assets represented by the account. The Fund will also pay certain reimbursable out-of-pocket expenses to CMS, and CMS may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due CMS from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts CMS maintains in connection with its services to the Fund.



     The transfer agent fees paid to CMS for the fiscal year ended August 31, 2005 under the transfer agent agreement were $434,412 for the Fund.



     Until November 1, 2005, the Advisor performed certain pricing, bookkeeping and administrative services for the Fund pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Advisor (a) provided fund accounting and financial reporting oversight of State Street Bank and Trust Company, who provided the daily fund accounting and financial reporting services; (b) maintained and preserved in a secure manner the accounting records of the Fund; (c) provided fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provided disaster planning. For the services rendered by the Advisor, the Fund agreed to pay a minimum of $25,000 plus two basis points for fund accounting and $19,965 for financial reporting, with a maximum combined fee of $150,000. The Advisor was also entitled to be compensated for certain out-of-pocket expenses. The amount paid under this Agreement by the Fund during the fiscal year ended August 31, 2005 was $8,301 (unaudited).



     Effective November 1, 2005, the Fund entered into a Pricing and Bookkeeping Agreement and an Administrative Agreement. Under these agreements, the Fund will continue to receive substantially the same pricing, bookkeeping and administrative services as it currently receives under the Agreement. The Advisor and State Street Bank and Trust Company will continue to provide these services to the Fund. For services provided under the Pricing and Bookkeeping Agreement, the Fund will pay the Advisor or to such other person(s) as the Advisor may direct an annual fee, payable monthly, consisting of: (i) for fund accounting services, $25,000 plus 0.015% of the Fund's net asset value ("Fund Accounting Fee"); for financial reporting services, $13,000 ("Financial Reporting Fee"); and (iii) for monitoring, budgeting and approving payment of Fund expenses, $7,250 ("Treasury Service Fee"); provided that during any 12-month period, the aggregate Fund Accounting Fee and Financial Reporting Fee shall not exceed $190,000. (The Treasury Services Fee is not subject to this cap.) For services provided under the Administrative Agreement, the Fund will pay the Advisor an annual fee equal to $0. The Fund will certain reimbursable costs and expenses as provided in the Pricing and Bookkeeping Agreement and the Administrative Agreement.



     Columbia Management Distributors, Inc. (formerly known as Columbia Funds Distributor, Inc.) ("CMD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Fund, and is authorized under a distribution agreement with the Fund to sell shares of the Fund. CMD has no obligation to buy the Fund's shares, and purchases the Fund's shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.




     The Advisor and CMS are wholly owned subsidiaries of Columbia Management Group, LLC. CMD is a wholly owned subsidiary of the Advisor. Bank of America and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.


                             PORTFOLIO TRANSACTIONS


     The Fund will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices, or the Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held. This may result in a higher portfolio turnover rate and increase the Fund's transaction costs, including brokerage commissions. To the extent short-term trades result in gains on securities held less than one year, shareholders will be subject to taxes at ordinary income rates. See "TAXES" in this Statement of Additional Information.



     The Fund may purchase its portfolio securities through a securities broker and pay the broker a commission, or it may purchase the securities directly from a dealer which acts as principal and sells securities directly for its own account without charging a commission. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. The Fund may also purchase securities from underwriters, the price of which will include a commission or discount paid by the issuer to the underwriter. There is generally no stated commission in the case of fixed income securities that are traded in the over-the-counter market, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up.



     Prompt execution of orders at the most favorable price will be the primary consideration of the Fund in transactions where fees or commissions are involved. Additional factors considered by the Advisor in selecting brokers to execute a transaction include the: (i) professional capability of the executing broker and the value and quality of the brokerage services provided; (ii) size and type of transaction; (iii) timing of transaction in the context of market prices and trends; (iv) nature and character of markets for the security to be purchased or sold; (v) the broker's execution efficiency and settlement capability; (vi) the broker's experience and financial stability and the execution services it renders to the Advisor on a continuing basis; and (vii) reasonableness of commission. The Fund recently adopted policies prohibiting the Fund from directing commissions to any broker-dealer for sale of the Fund's shares.



     Research, statistical, and other services offered by the broker also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. A commission in excess of the amount of a commission another broker or dealer would have charged for effecting a transaction may be paid by the Fund if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to the Fund.


     The Advisor receives a significant amount of proprietary research from a number of brokerage firms, in most cases on an unsolicited basis. The Advisor does not make any commitments to allocate brokerage for proprietary research. The value of that research, however, is considered along with other factors in the selection of brokers. This research is considered supplemental to the Advisor's own internal research and does not, therefore, materially reduce the overall expenses incurred by the Advisor for its research. On a semi-annual basis, the Advisor's research analysts and portfolio managers participate in a detailed internal survey regarding the value of proprietary research and the skills or contributions made by the various brokerage analysts to the Advisor's investment process. Firms are then confidentially ranked based on that survey. Brokerage allocations are then made, as much as reasonably possible, based on those rankings.


     The Advisor may use the Fund's commissions to acquire third party research or products that are not available through its full-service brokers. In these arrangements, the Advisor pays an executing broker a commission equal to the average rate paid on all other trades and achieves what it believes is best execution on the trade. The executing broker then uses a portion of the commission to pay for a specific research service or product provided to the Advisor. Proposed research to be acquired in this manner must be approved by the Advisor's Soft Dollar Committee which is responsible for determining that the research provides appropriate assistance to the Advisor in connection with its investment management of the Fund and that the price paid with broker commissions is fair and reasonable.



     The receipt of proprietary and third party research services or products from brokers or dealers might be useful to the Advisor and its affiliates in rendering investment management services to the Fund or other clients. Conversely, research provided by brokers or dealers who have executed orders on behalf of other clients of the Advisor and its affiliates might be useful to the Advisor in carrying out its obligations to the Fund.

     Total brokerage commissions paid (agency only) by the Fund for each of the last three fiscal years were:



FUND                        2005         2004         2003*        2002
----                    -----------   ----------   ----------   ----------
                        (unaudited)
Small Cap Growth Fund    $2,978,344   $4,182,561   $2,274,813   $2,664,649




* The Fund changed its fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.



Of the commissions paid in 2005, the Small Cap Growth Fund paid $137,314, to acquire third-party research or products.

     At August 31, 2005, the Fund did not hold securities of its regular brokers or dealers.



     Provided the Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. Previously, the Fund periodically used Robertson Stephens and Fleet Institutional Trading, affiliated broker-dealers of the Advisor that were disbanded in 2004, to execute purchase and sale orders. During 2004, the Fund periodically used W.R. Hambrecht, an affiliated person of which is an affiliated person of the Fund, to execute purchase and sale orders. The aggregate dollar amount of brokerage commissions paid to W.R. Hambrecht for the 2004 fiscal year was $1,365. The Fund paid no brokerage commissions to W.R. Hambrecht in fiscal year 2005.








     For all years, the aggregate dollar amount of purchase and sale transactions and total broker commissions were less than 1% of the Fund's total purchase and sale transactions and broker commissions. In addition to agency transactions, the Fund may purchase securities from an underwriting syndicate in which an affiliate is a member of the underwriting syndicate. Such trades will be executed in accordance with the rules and regulations of the 1940 Act, as well as procedures adopted by the Fund.



     Buy and sell orders of the Fund may be aggregated by the Advisor with other trades made at the regional trading desk at which the trade is completed with those of other Fund or accounts or other investment pools managed by the Advisor or affiliates of the Advisor to achieve best execution, and, on the average, lower brokerage commission costs. Orders are aggregated only if the Advisor, in the exercise of its investment discretion, believes such aggregation is consistent with its duty to seek best execution and if each client involved in the order is treated fairly and on an equitable basis. Each client that participates in an aggregated order will typically participate at the average share price for all transactions in that order, with all transaction costs shared on a pro rata basis. Absent unusual circumstances, an aggregated order that is only partially completed by the Advisor will be allocated to each client on a pro rata basis based on the percentage of the combined order actually filled. Notwithstanding the above, the Advisor may execute buy and sell orders for clients and take action in performance of its duties with respect to any of its clients that may differ from actions taken with respect to another client with similar investment policies and objectives, so long as the Advisor shall, to the extent practical, allocate investment opportunities to clients over a period of time on a fair and equitable basis and in accordance with applicable law.


     Allocations among accounts managed by the Advisor of investments in initial and secondary public offerings ("IPOs and "SPOs," jointly "POs") are made pursuant to Guidelines (the "Guidelines") established by the Advisor. The Guidelines establish which accounts are eligible to participate in a particular PO and what level of participation is permitted. After eligible accounts are identified, each manager receives, on behalf of his or her accounts, a pro rata share of such allocation. The allocation by the manager among his or her accounts is further divided among such accounts on a pro rata basis. A manager may decline to participate in an offering, or may elect to not have all accounts participate, even if his or her accounts are eligible to participate pursuant to the guidelines if he or she believes that the PO is not appropriate for his or her accounts or an individual account. A manager who declines to participate must document the basis of his or her decision not to participate. Over time, allocations to eligible accounts for which an PO opportunity is appropriate will be made on a fair and equitable basis.


     The Advisor, CMD and the Fund maintain a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (the "Ethics Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The Ethics Code does not prohibit employees from purchasing securities that may be purchased or held by the Fund, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Fund or the Advisor's other clients or take unfair advantage of their relationship with the Advisor. The specific standards in the Ethics Code include, among others, a requirement that trades of all access persons be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers trading in a security five business days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as U.S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Ethics Code because they present little or no potential for abuse. In addition to the trading restrictions, the Ethics Code contains reporting obligations that are designed to ensure compliance and allow the Advisor's Ethics Committee to monitor that compliance.

     The Advisor and the Fund have also adopted an Insider Trading Policy. The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Ethics Code and the Insider Trading Policy.



POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS



     Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Directors of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.



     The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:



          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.



          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.



          - The trading of other accounts could be used to benefit higher-fee accounts (front-running).



          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.



     Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.



     A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.



     "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Directors have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.



     Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.



     A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.



     A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.



     The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.



     A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.


                       CAPITAL STOCK AND OTHER SECURITIES


     The Fund is an Oregon corporation and was organized in the year set forth below opposite its name.



FUND                    DATE
----                    ----
Small Cap Growth Fund   1996




     The Fund offers some or all of the following classes of shares pursuant to a Rule 18f-3 Plan (the "Plan") adopted by the Directors in accordance with the 1940 Act: Class A, B, C, D, G, T and Z. Shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other relative rights, preferences, limitations, and terms and conditions, except that: (1) each class has a different designation, (2) each class of shares bears any expenses attributable to a class as set forth in the Plan and the relevant Prospectus, (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution and service plan adopted under Rule 12b-1, if any, and (4) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class has the particular features described below. The differences among the classes of the Fund are subject to change by action of the Board of Directors of the Fund and to the extent permitted by the 1940 Act and the Fund's articles of incorporation and bylaws. All issued and outstanding shares of the Fund are fully paid and nonassessable. Shares have no preemptive rights. Fractional shares have the same rights proportionately as full shares. The shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50 percent of the shares of the Fund, voting for the election of directors, can elect all the directors.



     Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 18 months (12 months in the case of Class C and D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.



     Any reference to the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of the Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting, if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (ii) more than 50 percent of the outstanding shares, whichever is less.

                           DISTRIBUTION AND SERVICING


RULE 12B-1 DISTRIBUTION PLAN



     The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Fund's Class A, B and C shares. Under the 12b-1 Plan, the Fund pays CMD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B and C shares. The Fund may also pay CMD monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and C shares.



     The monthly service and distribution fees shall be used by CMD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CMD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Fund's shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above; or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.



     Shareholder Liaison Services may include the following services provided by
FSFs: (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and (c) providing a service to invest the assets of customers in Class G shares.



     CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs.



TERMS OF THE 12B-1 PLAN



     CMD has advised the Fund that the 12b-1 Plan could be a significant factor in the growth and retention of the Fund's assets, resulting in a more advantageous expense ratio, increased investment flexibility and a greater ability to attract and retain research and portfolio management talent, which could benefit each class of the Fund's shareholders. The 12b-1 Plan will continue in effect from year to year so long as its continuance is specifically approved at least annually by a vote of the Directors, including the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the 12b-1 Plan or the Services Plan or in any related agreements ("Independent Directors"), and, with respect to the 12b-1 Plan, cast in person at a meeting called for the purpose. All material amendments of the 12b-1 Plan or the Services Plan must be approved by the Directors in the manner provided in the foregoing sentence. The 12b-1 Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares. The 12b-1 Plan and the Services Plan may be terminated at any time by vote of a majority of the Independent Directors or, with respect to the 12b-1 Plan, by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the 12b-1 Plan and the Services Plan will only be effective if the selection and nomination of the Directors who are not interested persons of the Fund is effected by such Independent Directors.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES AND REDEMPTIONS


     A detailed discussion of how you may purchase, redeem and exchange each class of shares in the Fund is discussed in the Prospectus applicable to such class. The following information and policies are supplemental to that found in the applicable Prospectus.



     The Fund will generally accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the New York Stock Exchange ("Exchange") on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.



     The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.



     Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gifts checks, credit card convenience checks, credit cards, cash and bank counter (starter checks) are not accepted.



     CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.



     Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described in the Prospectus. Certificates will not be issued. Shareholders may send any certificates to CMS for deposit to their account.



     In addition to the commissions specified in the Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.



     Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.



     In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of the Fund attributable to a particular intermediary.



     In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund.



     CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:



1st Global Capital Corp
401 Company

ABN AMRO Trust Services



ADP Retirement Services



ADP Clearing



Advest



AEGON/Transamerica



AG Edwards



AIG Companies



American Century Services



American Express



AMG



AON Consulting



AST Trust Company



AXA Advisors



Bank of America



Banc of America Investment Services



BancOne



Bear Stearns



Benefit Plan Administrators



Bidwell & Company



BNY Clearing



Bysis Retirement



C N A Trust



Ceridian Retirement



Charles Schwab



CIBC Oppenheimer



Citigroup Global Markets



CitiStreet Associates LLC



City National Bank



City of Milwaukee



Columbia Trust Company



Commonwealth Financial



Compensation & Capital



CPI Qualified Plan Consultants



Daily Access Concepts



Davenport & Company



Delaware Investments



Digital Retirement Solutions



Discover Brokerage



Dreyfus/Mellon



Edgewood Services



Edward Jones



E-Trade,



ExpertPlan



FAS Liberty Life Spectrum



Ferris Baker Watts



Fidelity



First Union Bank of NC



Financial Data Services



Fleet Boston Financial



Franklin Templeton



Freeman Welwood



Gem Group



Great West Life



Hartford Life



Hewitt Associates LLC



Huntington Bank



ING



Intermountain Health Care



Investmart, Inc.

Investment Manager Services (IMS)



Janney Montgomery Scott



JJB Hilliard Lyons



JP Morgan/American Century



Kenney Investments



Kirkpatrick Pettis Smith Polian Inc



Legg Mason Wood Walker



Liberty Life



Lincoln Financial



Lincoln Life



Linsco Private Ledger



M & T Securities



Marquette Trust Company



Mass Mutual Life



Matrix Settlement & Clearance Services (MSCS)



McDonald Investments



Merrill Lynch



MetLife



MFS



Mfund Trax



MidAtlantic Capital



Milliman USA



Morgan Keegan



Morgan Stanley Dean Witter



PFPC



Nationwide Investment Services



Neuberger Berman Mgmt



NFP Securities



Northeast Retirement Services



NSD -NetStock Sharebuilder



NYLife Distributors



Optimum Investment Advisors



Orbitex



Pershing LLC



Phoenix Home Life



Piper Jaffray



PNC



PPI Employee Benefits



Private Bank & Trust



Prudential



Putnam Investments



Raymond James



RBC Dain Rausher




Robert W Baird



Royal Alliance



RSM McGladrey Inc.



Safeco



Scott & Stringfellow



Scudder Investments



Security Benefit



Segall Bryant Hamill



South Trust Securities



Southwest Securities



Standard Insurance



Stanton Group



State of NY Deferred Compensation Plan



Stephens, Inc.



Stifel Nicolaus & Co



Strong Capital

Sungard T Rowe Price



Trustar Retirement Services



Trustlynx/Datalynx



UBS Financial Services



Unified Trust



USAA Investment Management



Vanguard



Wachovia



TD Waterhouse



Webster Investment Services



Wells Fargo



Wilmington Trust



PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

     The following special purchase programs/investor services may be changed or eliminated at any time.


     AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of the Fund may be purchased through the Automatic Investment Plan. Preauthorized monthly electronic funds transfers for a fixed amount of at least $50 ($25 for Individual Retirement Accounts ("IRAs")) are used to purchase the Fund's shares at the public offering price next determined after CMD receives the proceeds from the transfer. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.



     AUTOMATED DOLLAR COST AVERAGING. The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your Fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same class of shares by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.


     Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.


     An exchange is generally a capital sale transaction for federal income tax purposes. You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of Fund, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.


     You should consult your FSF to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.


     TAX-SHELTERED RETIREMENT PLANS. CMD offers prototype tax-qualified plans, including Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company serves as Trustee of CMD prototype plans and charges a $20 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.



     Participants in non-CMD prototype Retirement Plans (other than IRAs) also are charged a $20 annual fee unless the plan maintains an omnibus account with CMS. Participants in CMD prototype Plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a CMD IRA Rollover account in any Fund, or if the Plan maintains an omnibus account.


     Consultation with a competent financial and tax advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.


     TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification number available when calling.

     CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


     AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from the Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES


     CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time.



     RIGHT OF ACCUMULATION (CLASS A, B AND T ONLY). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase with prior purchases of shares of all classes of the funds distributed by CMD. The applicable sales charge is based on the combined total of:


          1.   The current purchase; and


          2. The value at the public offering price at the close of business on the previous day of all shares (of any class) of funds distributed by CMD held by the shareholder, the shareholder's spouse or the shareholder's minor children (except shares of any money market fund, unless such shares were acquired by exchange from Class A or Class T shares of another non-money market fund).



     CMD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. The Fund may terminate or amend this Right of Accumulation.



     STATEMENT OF INTENT (CLASS A AND CLASS T SHARES ONLY). Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all shares (of any class) of funds distributed by CMD held by the shareholder on the date of the Statement (except shares of any money market fund, unless such shares were acquired by exchange from Class A or Class T shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.



     During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or Class T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.



     If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CMD the excess commission previously paid during the thirteen-month period.



     If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem that number of escrowed Class A or T shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.



     Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

     REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C, D, G or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after CMS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or CMS. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.



     PRIVILEGES OF FINANCIAL SERVICES FIRMS. Class A shares of certain Funds may be sold at NAV to registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; and such persons' families and their beneficial accounts.



     PRIVILEGES OF CERTAIN SHAREHOLDERS. Any shareholder eligible to buy Class Z shares may purchase Class A shares of any fund distributed by CMD at NAV in those cases where a Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.


     WAIVER OF CONTINGENT DEFERRED SALES CHARGES ("CDSCS") (CLASSES A, B, C, D, G AND T, EXCEPT AS NOTED) CDSCs may be waived on redemptions in the following situations with the proper documentation:

          1. Death. CDSCs may be waived on redemptions within one year (no such limit for G and T shares) following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse (no spousal requirement for G and T shares), or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death (except for G and T shares), they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


          2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."


          3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

          4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.


          5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.



          6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by CMD for at least two years.


     The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES


     Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.



     To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable CDSC) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders and other legal entities. Call CMS for more information at 1-800-345-6611.



     FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price. FSFs are responsible for furnishing all necessary documentation to CMS and may charge for this service.



     SYSTEMATIC WITHDRAWAL PLAN. The shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B, Class C and Class D share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.



     A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.



     A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.


     SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


     The Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.



     The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.


     Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in street name must be made payable to the back office via the NSCC.

     TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-345-6611 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account, or furnishing a signature guaranteed request.

Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions may apply to retirement plan accounts.



     NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.



DISTRIBUTIONS



     Distributions are invested in additional shares of the same class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by CMS is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.



HOW TO EXCHANGE SHARES



     Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) distributed by CMD on the basis of the NAVs per share at the time of exchange. Class D shares may be exchanged for Class C shares. Class Z shares may be exchanged for Class A shares of the other funds that are not offering Class Z shares. Class G shares can be exchanged for Class B shares, but once exchanged into Class B cannot be reexchanged back into Class G. Class T shares can be exchanged for Class A shares, but once exchanged into Class A cannot be reexchanged back into Class T. The prospectus of the Fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain of these funds are not available to residents of all states. Consult CMS before requesting an exchange.



     By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other funds are available from the CMD Literature Department by calling 1-800-426-3750.


     A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.


     Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.


     An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.


     The Fund also reserves the right to close a shareholder account if the shareholder's actions are deemed to be detrimental to the Fund or its shareholders, including, without limitation, violating the exchange policy set forth in its Prospectus. If the Fund redeems shares, payment will be made promptly at the current net asset value. A redemption may result in a realized capital gain or loss.

PRICING OF SHARES


     The net asset value ("NAV") per share of the Fund is determined by the Advisor, under procedures approved by the directors, as of the close of regular trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business and at other times determined by the directors. The NAV per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.



     The Fund may suspend the determination of the NAV of the Fund and the right of redemption for any period (1) when the NYSE is closed, other than customary weekend and holiday closings, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to determine the value of the Fund's assets, or (4) as the SEC may by order permit for the protection of security holders, provided the Fund complies with rules and regulations of the SEC, which govern as to whether the conditions prescribed in (2) or (3) exist. The NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.



     For purposes of calculating the NAV of the Fund's shares, the following procedures are utilized whenever applicable. The Fund's equity securities are valued at the last sale price on the securities exchange or national securities markets at which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued using the last bid price. Each Fund purchasing debt securities uses market value to value such securities as quoted by an independent pricing service, dealers who are market makers in the securities or by procedures and guidelines approved by the Fund's Board of Directors. Market values are generally based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Certain securities for which daily market quotations are not readily available, or for which the Advisor believes the quotations do not accurately value the security in question, may be fair valued by the Advisor, pursuant to guidelines established by the Fund's Board of Directors.



     Investments in the Daily Income Company and other temporary cash investments are carried at values deemed best to reflect their fair values as determined in good faith by the Advisor, under procedures adopted by the Fund's Board of Directors. These values are based on cost, adjusted for amortization of discount or premium and accrued interest, unless unusual circumstances indicate that another method of determining fair value should be used.



     The value of assets or liabilities initially expressed in a foreign currency will, on a daily basis, be converted into U.S. dollars. Foreign securities will generally be valued based upon the most recent closing price on their principal exchange, or based upon the most recent price obtained by the Fund, if the security is not priced on an exchange, even if the close of that exchange or price determination is earlier than the time of the Fund's NAV calculation. In the case of such foreign security, if an event that is likely to affect materially the value of a portfolio security occurs between the time the foreign price is determined and the time the Fund's NAV is calculated, it may be necessary to value the security in light of that event.


                                    CUSTODIAN


     State Street Bank & Trust Company (the "Custodian"), 2 Avenue de Lafayette, Boston, Massachusetts 02111 acts as the Fund's general custodian, for both domestic and foreign securities. The Custodian holds securities and cash of the Fund, receives and pays for securities purchased, delivers against payment securities sold, receives and collects income from investments, makes all payments covering expenses of the Fund, and performs other administrative duties, all as directed by authorized officers of the Advisor. The Custodian does not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.



     Portfolio securities purchased in the United States are maintained in the custody of the Custodian. Portfolio securities purchased outside the United States by the Fund are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with the Custodian (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of the Fund has been approved by the Board of Directors of the Fund or, in the case of foreign securities, by the Custodian, as a delegate of the Board of Directors, all in accordance with regulations under the 1940 Act.



     The Advisor determines whether it is in the best interest of the Fund and their shareholders to maintain the Fund's assets in each of the countries in which the Fund invests ("Prevailing Market Risk"). The review of Prevailing Market Risk includes an assessment of the risk of holding the Fund's assets in a country, including risks of expropriation or imposition of exchange controls. In evaluating the foreign sub-custodians, the Board of Directors, or its delegate, will review the operational capability and reliability of the foreign sub-custodian. With respect to foreign investments and the selection of foreign sub-custodians, however, there is no assurance that the Fund, and the value of their shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and cost of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or the application of foreign law to the Fund's foreign sub-custodial arrangement. Accordingly, an investor should recognize that the risks involved in holding assets abroad are greater than those associated with investing in the United States.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



     PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, is the Fund's independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The annual financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses (other than unaudited information for the period ended February 28, 2005) have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing for the fiscal year ended August 31, 2004.


                                     TAXES

FEDERAL INCOME TAXES


     The Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Code. The Fund believes it satisfies the tests to qualify as a regulated investment company. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and distributions would generally be taxable as ordinary dividend income to the shareholders.



     To qualify as a regulated investment company for any taxable year, the Fund must, among other things:



     (a) derive at least 90 percent of its gross income from dividends; interest; payments with respect to securities loans; gains from the sale or other disposition of stock, securities, or foreign currencies; other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; or net income from an interest in qualified publicly traded partnerships (the "90 Percent Test"); and



     (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) 50 percent or more of the value of the assets of the Fund consists of cash, government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5 percent of the value of the assets of the Fund and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of the assets of the Fund is invested in either the securities (other than government securities or securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements or the securities of one or more qualified publicly traded partnerships (the "Diversification Test"). In addition, the Fund must file, or have filed, a proper election with the Internal Revenue Service.



     Part I of Subchapter M of the Code will apply to the Fund during a taxable year only if it meets certain additional requirements. Among other things, the Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends and exempt interest dividends) at least equal to the sum of 90 percent of its investment company taxable income (computed without any deduction for dividends paid) and 90 percent of its tax-exempt interest (net of expenses attributable to such interest), and (b) either (i) have been subject to Part I of Subchapter M for all taxable years ending on or after November 8, 1983 or
(ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.



     A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed as a "capital gain dividend" is taxed to the Fund at corporate capital gain tax rates. The policy of the Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders. Under rules that are beyond the scope of this discussion, certain capital losses and certain net foreign currency losses resulting from transactions occurring in November and December of a taxable year may be taken into account either in that taxable year or in the following taxable year.



     If any net capital gains (i.e. the excess of net long-term capital gains over net short-term capital losses) are retained by the Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as credits against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.



     SPECIAL ASPECTS OF 90 PERCENT TEST WITH RESPECT TO FOREIGN CURRENCY. For purposes of the 90 Percent Test, foreign currency gains that are not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income by regulation. No such regulations, however, have been issued.



     Unless an exception applies, the Fund may be required to recognize some income with respect to foreign currency contracts under the mark-to-market rules of Section 1256 even though that income is not realized. Special rules under Sections 1256 and 988 of the Code determine the character of any income, gain, or loss on foreign currency contracts.



     HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.



     Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income (or, with respect to a tax-exempt Fund, the sum of its net tax-exempt and taxable income). If the Fund's book income exceeds its taxable income (or, with respect to a tax-exempt Fund, its tax-exempt income), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income (or, for a tax-exempt Fund, the sum of its net tax-exempt and taxable income), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.



     GENERAL CONSIDERATIONS. Distributions from the Fund (other than exempt-interest dividends) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions properly designated by any Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders at the applicable long-term capital gains rate, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income; however, as a result of 2003 legislation, for taxable years beginning on or before December 31, 2008 qualified dividend income distributions to individuals generally are taxed at the same rate that applies to long-term capital gains, subject to holding period requirements with respect to shareholders and the Fund as well as other requirements. For this purpose, long-term capital gain rates apply to the extent that the Fund receives dividends from domestic or qualifying foreign corporations and the Fund meets holding period and other requirements. Generally, a dividend received from a foreign corporation will not be treated as qualified dividend income if the foreign corporation is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company or, for taxable years of foreign corporations beginning on or before December 31, 2004, as a foreign personal holding company or a foreign investment company. If the aggregate qualified dividends received by the Fund during any taxable year are 95 percent or more of its gross income, then 100 percent of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss. Any loss that is realized and allowed on redemption of shares of the Fund six months or less from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose, Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.



     Long term capital gains rates have been temporarily reduced, in general, to 15 percent, with lower rates applying to taxpayers in the 10-percent and 15-percent rate brackets for taxable years beginning on or before December 31, 2008.

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held more than 12 months, and otherwise as a short-term capital loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly-purchased shares will be adjusted to reflect the disallowed loss.



     Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of capital. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.



     Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Within 60 days after the close of each calendar year, the Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior calendar year's distributions which the Fund has designated to be treated as long-term capital gain. The ratio of tax-exempt income to total net investment income earned during the year may be substantially different from the ratio of tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of tax-exempt income to total net investment income actually earned while a shareholder.



     Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the federal AMT.



     Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.



     The Fund is generally required to obtain from its shareholders a certification of the shareholder's taxpayer identification number and certain other information. The Fund generally will not accept an investment to establish a new account that does not comply with this requirement. With respect to amounts paid through 2010, if a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold 28 percent of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service, for credit toward the shareholder's federal income taxes. The backup withholding rate will be 31 percent for amounts paid after December 31, 2010. A shareholder's failure to provide a social security number or other tax identification number may subject the shareholder to a penalty of $50 imposed by the Internal Revenue Service. In addition, that failure may subject the Fund to a separate penalty of $50. This penalty will be charged against the shareholder's account, which will be closed. Closure of the account may result in a capital gain or loss.



     If the Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.



     A special tax may apply to the Fund if it fails to make enough distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98 percent of the ordinary income for the calendar year plus (b) 98 percent of the capital gain net income for the one-year period that ends on October 31 during the calendar year (or for the calendar year itself if the Fund so elects), plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4 percent applies to the shortfall.



     The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2 percent of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." The Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by the Fund.



     The Fund may purchase zero coupon bonds (or other discounted debt securities) and payment-in-kind ("PIK") bonds. With respect to zero coupon bonds, the Fund recognizes original-issue-discount income ratably over the life of the bond even though the Fund receives no payments on the bond until the bond matures. With respect to PIK bonds, the Fund recognizes interest income equal to the fair market value of the bonds distributed as interest. Because the Fund must distribute 90 percent of its income to remain qualified as a registered investment company, the Fund may be forced to liquidate a portion of its portfolio (possibly at a time when it is not advantageous to do so) to generate cash to distribute to its shareholders with respect to original-issue-discount income from zero coupon bonds and interest income from PIK bonds.



     The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.



FOREIGN INCOME TAXES



     The Fund may invest in foreign securities. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to the Fund. These foreign taxes will reduce the Fund's distributed income and the Fund's return.



     The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The Fund intends to take advantage of such treaties where possible. It is impossible to predict with certainty the effective rate of foreign taxes that will be paid by the Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.



     INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. Investment by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the Fund may be able to elect to treat a PFIC as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. It is anticipated that any taxes on the Fund with respect to investments in PFICs would be insignificant.


INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS


     The Fund (see "INVESTMENTS HELD AND INVESTMENT PRACTICES BY THE FUND"), may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.



     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Fund does not intend to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

STATE INCOME TAXES

     FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the Fund.


ADDITIONAL INFORMATION



     The foregoing summary and the summary included in the Prospectus under "Distributions and Taxes" of tax consequences of investment in the Fund are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change, prospectively or retroactively, by legislative or administrative action. Local taxes are beyond the scope of this discussion. Prospective investors in the Fund are urged to consult their own tax advisors regarding specific questions as to federal, state, or local taxes.



     RECENT TAX SHELTER REPORTING REGULATIONS. Under recently promulgated Treasury regulations, if a shareholder recognizes a loss under Section 165 of the Code with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.


     This discussion applies only to general U.S. shareholders. Foreign investors and U.S. shareholders with particular tax issues or statuses should consult their own tax advisors regarding the special rules that may apply to them.

                              FINANCIAL STATEMENTS


     The Fund's most recent Annual and Semi-Annual Report to shareholders are separate documents supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report, and the financial statements and accompanying notes appearing in the Semi-Annual Report are incorporated by reference into this Statement of Additional Information.

                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

     (a1) Registrant's Articles of Incorporation.(1)


     (a2) Amended and Restated Articles of Incorporation.(6)



     (a3) Articles of Amendment to the Amended and Restated Articles of Incorporation.(6)



     (a4) Articles of Amendment to the Amended and Restated Articles of Incorporation.(8)


     (b)  Restated Bylaws.(1)

     (c)  Specimen Stock Certificate.(2)


     (d1)  Investment Advisory Contract.(3)



     (d2) Amendment to Investment Management Agreement between the Registrant and Columbia Management Advisors, Inc. executed as of October 12, 2004.(12)



     (e)  Distribution Agreement.(5)


     (f)  Not applicable.

     (g)  Master Custodian Agreement with State Street Bank & Trust Co.(4)


     (h1) Form of Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement(11)



     (h2) Form of Pricing and Bookkeeping Agreement(11)



     (h3) Form of Administrative Agreement(11)



     (h4) Shareholder Servicing Plan Implementation Agreement. (9)


     (i)  Opinion of Counsel - Not applicable for this filing.


     (j)  Consent of Independent Registered Public Accounting Firm.*


     (k)  Omitted Financial Statements - Not applicable.

     (l)  Not applicable.


     (m)  Form of Rule 12b-1 Plan as amended.(7)



     (n)  Form of Rule 18f-3 Plan as amended.(7)



     (p)  Code of Ethics.(8)



     (q) Powers of Attorney for the following Directors: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville, and Richard L. Woolworth.(10)


     (1) Incorporated herein by reference to Registrant's Initial Registration Statement on Form N-1A, File No. 333-5863, filed June 13, 1996.

     (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File No. 333-5863, filed August 27, 1996.

     (3) Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File No. 333-5863, filed February 23, 1998.

     (4) Incorporated herein by reference to the Columbia Mid Cap Growth Fund, Inc.'s, formerly Columbia Special Fund, Inc., Registration Statement on Form N-14, File No. 333-91934, filed July 3, 2002.




     (5) Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of Columbia Funds Series Trust I (File Nos. 2-99356 and 811-04367), filed September 16, 2005.



     (6) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, File No. 333-5863, filed May 1, 2003.



     (7) Incorporated herein by reference to Post-Effective Amendment No. 17 to the Columbia Common Stock Fund, Inc.'s Registration Statement on Form N-1A, File No. 33-41400, filed October 10, 2003.



     (8) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, File No. 333-5863, filed December 31, 2003.





     (9) Incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of Columbia Funds Series Trust I (File Nos. 2-99356 and 811-04367), filed on or about September 28, 2005.



     (10) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Columbia Floating Rate Fund on Form N-2, File No. 333-51466, filed December 17, 2003.



      (11) Incorporated herein by reference to Post-Effective Amendment No. 31 to Columbia Funds Trust VI's Registration Statement on Form N-1A, File No. 33-45117, filed on October 27, 2005.



      (12) Incorporated herein by reference to Exhibit(d)(3) of Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of Columbia Funds Trust IV (File Nos. 2-62492 and 811-2865), filed on or about March 30, 2005.


     * Filed herewith.


Item 24. Persons Controlled by or Under Common Control with Registrant
     None.

Item 25. Indemnification

     Oregon law and the articles of incorporation and bylaws of the Registrant provide that any director or officer of the Registrant may be indemnified by the Registrant against all expenses incurred by him in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his being an officer, director, employee or agent of the Registrant to the fullest extent not prohibited by the Oregon Business Corporation Act and the Investment Company Act of 1940 and related regulations and interpretations of the Securities and Exchange Commission.

     Insofar as reimbursement or indemnification for expenses incurred by a director or officer in legal proceedings arising under the Securities Act of 1933 may be permitted by the above provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such reimbursement or indemnification is against public policy as expressed in the Act and therefore unenforceable. In the event that any claim for indemnification under the above provisions is asserted by an officer or director in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has already been settled by controlling precedent, will (except insofar as such claim seeks reimbursement of expenses paid or incurred by an officer or director in the successful defense of any such action, suit, or proceeding or claim, issue, or matter therein) submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant's directors and officers are also named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 26. Business and Other Connections of Investment Adviser


     Information regarding the businesses of Columbia Management Advisors, LLC and its officers is set forth in the Prospectuses and in the Statement of Additional Information and is incorporated herein by reference. The business and other connections of the officers and directors of Columbia Management Advisors, LLC are also listed on the Form ADV of Columbia Management Advisors, LLC as currently on file with the Commission. (File No. 801-50372).
Item 27. Principal Underwriter



     (a) Columbia Management Distributors, Inc. (CMD), a subsidiary of Columbia Management Advisors, LLC, is the Registrant's principal underwriter. CMD acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Series Trust I, Columbia Funds Trust XI, Columbia Acorn Trust, Wanger Advisors Trust, Galaxy Fund and for Columbia Balanced Fund, Inc., Columbia Daily Income Company, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund Inc. and Columbia Technology Fund, Inc.


     (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

Name and Principal       Positions and Offices           Positions and Offices
Business Address*        with Principal Underwriter      with Registrant
------------------       --------------------------      ---------------------
Ahmed, Yakob             V.P.                            None
Aldi, Andrew             V.P.                            None
Anderson, Judith         V.P.                            None
Ash, James               V.P.                            None
Banks, Keith             Director                        None
Ballou, Rick             Sr. V.P.                        None
Bartlett, John           Managing Director               None
Berretta, Frederick R.   Director and President,
                         Institutional Distribution      None
Bozek, James             Sr. V.P.                        None
Bradley, Jean M.         V.P.                            None
Brantley, Thomas         Sr. V.P.-Tax                    None
Brown, Beth              Sr. V.P.                        None
Claiborne, Douglas       Sr. V.P.                        None
Climer, Quentin          V.P.                            None
Conley, Brook            V.P.                            None
Davis, W. Keith          Sr. V.P.-Tax                    None
DeFao, Michael           Chief Legal Officer             None
Desilets, Marian         V.P.                            None
Devaney, James           Sr. V.P.                        None
Dolan, Kevin             V.P.                            None
Donovan, M. Patrick      Chief Compliance Officer        None
Doyle, Matthew           V.P.                            None
Emerson, Kim P.          Sr. V.P.                        None
Feldman, David           Managing Director               None
Feloney, Joseph          Sr. V.P.                        None
Ferullo, Jeanne          V.P.                            None
Fisher, James            V.P.                            None
Ford, David              V.P.                            None

Froude, Donald           Director and President
                         Intermediary Distribution       None
Gellman, Laura D.        Conflicts of Interest Officer   None
Gentile, Russell         V.P.                            None
Goldberg, Matthew        Sr. V.P.                        None
Grace, Anthony           V.P.                            None
Gubala, Jeffrey          V.P.                            None
Guenard, Brian           V.P.                            None
Iudice, Jr., Philip      Treasurer and Chief Financial
                         Officer                         None
Lynch, Andrew            Managing Director               None
Lynn, Jerry              V.P.                            None
Marcelonis, Sheila       V.P.                            None
Martin, William W.       Operational Risk Officer        None
Miller, Anthony          V.P.                            None
Miller, Gregory M.       V.P.                            None
Moberly, Ann R.          Sr. V.P.                        None
Morse, Jonathan          V.P.                            None
Mroz, Gregory S.         Sr. V.P.-Tax                    None
Nickodemus, Paul         V.P.                            None
Nigrosh, Diane J.        V.P.                            None
Noack, Robert W.         V.P.                            None
Owen, Stephanie          V.P.                            None
Penitsch, Marilyn        V.P.                            None
Piken, Keith             Sr. V.P.                        None
Pryor, Elizabeth A.      Secretary                       None
Ratto, Gregory           V.P.                            None
Reed, Christopher B.     Sr. V.P.                        None
Ross, Gary               Sr. V.P.                        None
Sayler, Roger            Director and President          None
Scully-Power, Adam       V.P.                            None
Seller, Gregory          V.P.                            None

Shea, Terence            V.P.                            None
Sideropoulos, Lou        Sr. V.P.                        None
Studer, Eric             Sr. V.P.                        None
Unckless, Amy L.         Corporate Ombudsman             None
Waldron, Thomas          V.P.                            None
Walsh, Brian             V.P.                            None
Wess, Valerie            Sr. V.P.                        None
Wilson, Christopher      Sr. V.P.                        President
Winn, Keith              Sr. V.P.                        None
Yates, Susan             V.P.                            None



*    The address for each individual is One Financial Center, Boston, MA 02111.

Item 28. Location of Accounts and Records


     The records required to be maintained under Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Registrant at One Financial Center, Boston, Massachusetts 02110, and the Advisor and its affiliates at One Financial Center, Boston, Massachusetts 02110. Records relating to the Registrant's portfolio securities are also maintained by State Street Bank Corporation, 2 Avenue De Lafayette, Boston, Massachusetts, 02111, Funds Services, Inc., at P.O. Box 8081, Boston, Massachusetts, 02266-8081.


Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Small Cap Growth Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 28th day of October, 2005.


                                        COLUMBIA SMALL CAP GROWTH FUND, INC.



                                        By /s/ CHRISTOPHER L. WILSON
                                           -------------------------------------
                                           Christopher L. Wilson, President



     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



Signature                                Title                       Date
---------                                -----                       ----



/s/ CHRISTOPHER L. WILSON   President (chief                 October 28, 2005
-------------------------   executive officer)
Christopher L. Wilson


/s/ J. KEVIN CONNAUGHTON    Treasurer (principal             October 28, 2005
-------------------------   financial officer)
J. Kevin Connaughton


/s/ MICHAEL G. CLARKE       Chief Accounting Officer         October 28, 2005
-------------------------   (principal accounting officer)
Michael G. Clarke


DOUGLAS A. HACKER*          Director
-------------------------
Douglas A. Hacker                               */s/ VINCENT P. PIETROPAOLO
                                                --------------------------------
                                                Vincent P. Pietropaolo
JANET LANGFORD KELLY*       Director            Attorney-in-fact
-------------------------                       October 28, 2005
Janet Langford Kelly


RICHARD W. LOWRY*           Director
-------------------------
Richard W. Lowry


WILLIAM E. MAYER*           Director
-------------------------
William E. Mayer

DR. CHARLES R. NELSON*      Director
-------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*          Director
-------------------------
John J. Neuhauser


PATRICK J. SIMPSON*         Director
-------------------------
Patrick J. Simpson*


THOMAS E. STITZEL*          Director
-------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*         Director
-------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*          Director
-------------------------
Anne-Lee Verville


RICHARD L. WOOLWORTH*       Director
-------------------------
Richard L. Woolworth

                                  EXHIBIT INDEX

Exhibit   Description
-------   -----------

(j)       Consent of Independent Registered Public Accounting Firm.
